UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
November 30,
2022
Semiannual
Report
Fund Name Class A Class C Class I
Nuveen Kansas Municipal Bond Fund FKSTX FAFOX FRKSX
Nuveen Kentucky Municipal Bond Fund FKYTX FKCCX FKYRX
Nuveen Michigan Municipal Bond Fund FMITX FAFNX NMMIX
Nuveen Missouri Municipal Bond Fund FMOTX FAFPX FMMRX
Nuveen Ohio Municipal Bond Fund FOHTX FAFMX NXOHX
Nuveen Wisconsin Municipal Bond Fund FWIAX FWCCX FWIRX

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Must be preceded by or accompanied
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NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations and Dividend Information 6
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 7
Yields 20
Expense Examples 22
Portfolios of Investments 24
Statement of Assets and Liabilities 69
Statement of Operations 73
Statement of Changes in Net Assets 75
Financial Highlights 78
Notes to Financial Statements 90
Additional Fund Information 105
Glossary of Terms Used in this Report 106
Liquidity Risk Management Program 108

Chair’s Letter
to Shareholders
Dear Shareholders,
With more economic indicators pointing to a broadening contraction across the world’s economies, the conversation has shifted from debating whether a global recession would happen to considering by how much and for how long. Higher than expected inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to pandemic-related supply chain bottlenecks, exacerbated by Russia’s war in Ukraine and China’s recurring COVID-19 lockdowns throughout the year until their zero-COVID policy effectively ended in December 2022. This has necessitated increasingly forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating materially slower economic growth and some softening in the labor market. In March 2022, the Fed began the fastest interest rate hiking cycle in its history, raising the target fed funds rate by 4.25% over a nine-
month span to a range of 4.25% to 4.50% by year-end. While inflation began to ease over the second half of 2022, it remains far higher than the Fed’s inflation target. Additional rate hikes are expected in 2023, as Fed officials closely monitor inflation data along with other economic measures and will modify their rate setting policy based upon these factors. After contracting in the first half of 2022, U.S. gross domestic product resumed positive growth in the third quarter, according to the government’s estimates. The recent strength was largely attributed to a narrowing in the trade deficit while consumer and business activity has remained slower in part due to higher prices and borrowing costs. The sharp increase in the U.S. dollar’s value relative to other currencies in 2022 has added further uncertainty to the economic outlook.
However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
January 20, 2023

Important Notices

For Shareholders of
Nuveen Kansas Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund
Portfolio Manager Commentaries in Semiannual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s May 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
For the Shareholders of the Nuveen Wisconsin Municipal Bond Fund
Fund Closure
Effective September 27, 2019, Nuveen Wisconsin Municipal Bond Fund closed to new and existing investors, except for dividend reinvestment plans that were elected on or before the Fund’s closing date. The Fund reserves the right to reopen at its discretion.

Risk Considerations and Dividend
Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares,
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Kansas Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Kansas Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 1/09/92 (1.35)% (6.97)% 1.26% 1.69% 0.79%
Class A Shares at maximum Offering Price 1/09/92 (5.45)% (10.90)% 0.39% 1.25% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond Kansas Index — (0.74)% (6.10)% 1.54% 2.18% —
Lipper Other States Municipal Debt Funds
Classification Average — (2.22)% (9.43)% 0.64% 1.18% —
Class I Shares 2/25/97 (1.32)% (6.82)% 1.46% 1.89% 0.59%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (1.75)% (7.66)% 0.47% 1.72% 1.59%
Class C Shares at maximum Offering Price 2/10/14 (2.73)% (7.66)% 0.47% 1.72% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 96.9%
Common Stocks 3.0%
Other Assets Less Liabilities 0.1%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Kansas 71.8%
Guam 14.5%
Puerto Rico 3.9%
New York 3.2%
Ohio 2.2%
Virgin Islands 1.5%
Virginia 0.9%
Colorado 0.7%
Iowa 0.6%
Illinois 0.4%
New Jersey 0.1%
Florida 0.1%
California 0.1%
Pennsylvania 0.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 29.8%
Tax Obligation/Limited 23.2%
Utilities 13.3%
Health Care 7.0%
U.S. Guaranteed 6.5%
Transportation 4.9%
Other 12.3%
Common Stocks 3.0%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 6.5%
AAA 11.4%
AA 36.1%
A 14.8%
BBB 9.4%
BB or Lower 11.6%
N/R (not rated) 7.2%
N/A (not applicable) 3.0%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Kansas personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Kentucky Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Kentucky Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 5/04/87 (3.05)% (10.71)% 0.72% 1.40% 0.83%
Class A Shares at maximum Offering Price 5/04/87 (7.16)% (14.46)% (0.14)% 0.96% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond Kentucky Index — (1.42)% (7.45)% 1.70% 2.24% —
Lipper Other States Municipal Debt Funds
Classification Average — (2.22)% (9.43)% 0.64% 1.18% —
Class I Shares 2/07/97 (3.03)% (10.52)% 0.92% 1.60% 0.63%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (3.54)% (11.46)% (0.09)% 1.16% 1.63%
Class C Shares at maximum Offering Price 2/10/14 (4.50)% (11.46)% (0.09)% 1.16% –
Effective Leverage Ratio 7.33%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 108.4%
Other Assets Less Liabilities (0.5)%
Net Assets Plus Floating Rate
Obligations 107.9%
Floating Rate Obligations (7.9)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Kentucky 97.5%
Puerto Rico 2.5%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 29.2%
Education and Civic
Organizations 19.1%
Utilities 18.7%
Health Care 15.8%
U.S. Guaranteed 10.0%
Transportation 6.3%
Other 0.9%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 9.9%
AAA 3.5%
AA 30.2%
A 45.7%
BBB 5.5%
BB or Lower 0.9%
N/R (not rated) 4.3%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Kentucky personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Michigan Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Michigan Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 6/27/85 (2.46)% (10.47)% 0.70% 1.70% 0.81%
Class A Shares at maximum Offering Price 6/27/85 (6.56)% (14.25)% (0.16)% 1.26% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond Michigan Index — (1.27)% (7.67)% 1.73% 2.43% —
Lipper Other States Municipal Debt Funds
Classification Average — (2.22)% (9.43)% 0.64% 1.18% —
Class I Shares 2/03/97 (2.44)% (10.29)% 0.89% 1.90% 0.61%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (2.87)% (11.16)% (0.11)% 1.47% 1.61%
Class C Shares at maximum Offering Price 2/10/14 (3.83)% (11.16)% (0.11)% 1.47% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 97 .1%
Other Assets Less Liabilities 2.9%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Michigan 97.4%
Puerto Rico 2.6%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 34.8%
Tax Obligation/Limited 16.9%
Utilities 16.1%
Education and Civic
Organizations 13.3%
U.S. Guaranteed 6.2%
Health Care 6.2%
Transportation 4.9%
Other 1.6%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.8%
AAA 8.0%
AA 68.2%
A 16.9%
BBB 0.9%
BB or Lower 0.2%
N/R (not rated) 3.0%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Michigan personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Missouri Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Missouri Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 8/03/87 (2.26)% (8.99)% 1.19% 1.97% 0.75%
Class A Shares at maximum Offering Price 8/03/87 (6.35)% (12.80)% 0.33% 1.53% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond Missouri Index — (1.77)% (7.84)% 1.50% 2.15% —
Lipper Other States Municipal Debt Funds
Classification Average — (2.22)% (9.43)% 0.64% 1.18% —
Class I Shares 2/19/97 (2.24)% (8.80)% 1.38% 2.17% 0.55%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (2.66)% (9.70)% 0.39% 1.76% 1.55%
Class C Shares at maximum Offering Price 2/10/14 (3.63)% (9.70)% 0.39% 1.76% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 100 .0%
Other Assets Less Liabilities –%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Missouri 98.0%
Puerto Rico 1.6%
Guam 0.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Health Care 23.0%
Utilities 18.3%
Tax Obligation/Limited 18.1%
Tax Obligation/General 16.2%
Education and Civic
Organizations 9.5%
Transportation 5.7%
Long-Term Care 4.0%
Other 5.2%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.7%
AAA 6.0%
AA 45.5%
A 28.2%
BBB 6.8%
BB or Lower 3.0%
N/R (not rated) 7.8%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Missouri personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Ohio Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Ohio Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 6/27/85 (1.17)% (7.56)% 1.47% 2.01% 0.76%
Class A Shares at maximum Offering Price 6/27/85 (5.35)% (11.47)% 0.61% 1.57% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond Ohio Index — (1.91)% (8.33)% 1.90% 2.63% —
Lipper Ohio Municipal Debt Funds Classification
Average — (1.90)% (9.25)% 0.82% 1.42% —
Class I Shares 2/03/97 (0.98)% (7.31)% 1.68% 2.21% 0.56%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (1.49)% (8.28)% 0.68% 1.85% 1.56%
Class C Shares at maximum Offering Price 2/10/14 (2.47)% (8.28)% 0.68% 1.85% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 93 .0%
Common Stocks 4 .6%
Other Assets Less Liabilities 2.4%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Ohio 98.3%
Puerto Rico 1.7%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 18.9%
Tax Obligation/General 18.8%
Utilities 17.6%
Education and Civic
Organizations 12.7%
U.S. Guaranteed 9.3%
Health Care 8.9%
Other 9.1%
Common Stocks 4.7%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 6.9%
AAA 26.8%
AA 41.2%
A 10.8%
BBB 2.4%
BB or Lower 1.1%
N/R (not rated) 6.1%
N/A (not applicable) 4.7%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Ohio personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Wisconsin Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Wisconsin Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 6/01/94 (2.80)% (9.60)% 1.54% 1.77% 0.89%
Class A Shares at maximum Offering Price 6/01/94 (6.89)% (13.40)% 0.67% 1.34% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond Wisconsin Index — (2.13)% (8.71)% 1.19% 1.93% —
Lipper Other States Municipal Debt Funds
Classification Average — (2.22)% (9.43)% 0.64% 1.18% —
Class I Shares 2/25/97 (2.68)% (9.38)% 1.73% 1.96% 0.69%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (3.19)% (10.34)% 0.73% 1.97% 1.69%
Class C Shares at maximum Offering Price 2/10/14 (4.14)% (10.34)% 0.73% 1.97% –
Effective Leverage Ratio 7.43%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 98.6%
Common Stocks 8.0%
Other Assets Less Liabilities 1.4%
Net Assets Plus Floating Rate
Obligations 108.0%
Floating Rate Obligations (8.0)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Wisconsin 90.1%
Puerto Rico 7.1%
Virgin Islands 1.4%
Guam 0.6%
Illinois 0.4%
Minnesota 0.3%
Maryland 0.1%
Ohio 0.0%
Pennsylvania 0.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 23.5%
Health Care 23.4%
Housing/Multifamily 20.7%
Long-Term Care 11.5%
Education and Civic
Organizations 6.5%
Other 6.9%
Common Stocks 7.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.6%
AAA 4.4%
AA 28.9%
A 34.4%
BBB 10.4%
BB or Lower 1.4%
N/R (not rated) 11.4%
N/A (not applicable) 7.5%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Wisconsin personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of November 30, 2022
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Kansas Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .27% 1 .58% 2 .60%
SEC 30-Day Yield 3 .07% 2 .42% 3 .40%
Taxable-Equivalent Yield (46.5%)
2
5 .64% 4 .44% 6 .24%
Nuveen Kentucky Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .54% 1 .91% 2 .90%
SEC 30-Day Yield 3 .12% 2 .48% 3 .45%
Taxable-Equivalent Yield (45.8%)
2
5 .75% 4 .57% 6 .36%
Nuveen Michigan Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .18% 1 .48% 2 .51%
SEC 30-Day Yield 2 .94% 2 .29% 3 .27%
Taxable-Equivalent Yield (45.1%)
2
5 .34% 4 .16% 5 .93%
Nuveen Missouri Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .77% 2 .15% 3 .13%
SEC 30-Day Yield 3 .31% 2 .67% 3 .65%
Taxable-Equivalent Yield (46.1%)
2
6 .07% 4 .89% 6 .69%
Nuveen Ohio Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .28% 1 .56% 2 .55%
SEC 30-Day Yield 2 .85% 2 .20% 3 .17%
Taxable-Equivalent Yield (44.8%)
2
5 .16% 3 .99% 5 .74%

Nuveen Wisconsin Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3 .17% 2 .57% 3 .55%
SEC 30-Day Yield 3 .37% 2 .74% 3 .71%
Taxable-Equivalent Yield (48.5%)
2
6 .46% 5 .25% 7 .11%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2022.
The beginning of the period is June 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Kansas Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 986.52 $ 982.48 $ 986.78
Expenses Incurred During the Period $ 3.93 $ 7.90 $ 2.94
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.11 $ 1,017.10 $ 1,022.11
Expenses Incurred During the Period $ 4.00 $ 8.04 $ 2.99
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).
Nuveen Kentucky Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 969.48 $ 964.58 $ 969.65
Expenses Incurred During the Period $ 3.80 $ 7.73 $ 2.81
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.21 $ 1,017.20 $ 1,022.21
Expenses Incurred During the Period $ 3.90 $ 7.94 $ 2.89
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57% and 0.57% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).

Nuveen Michigan Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 975.39 $ 971.33 $ 975.56
Expenses Incurred During the Period $ 4.01 $ 7.96 $ 3.02
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.01 $ 1,017.00 $ 1,022.01
Expenses Incurred During the Period $ 4.10 $ 8.14 $ 3.09
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.61% and 0.61% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).
Nuveen Missouri Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 977.44 $ 973.38 $ 977.62
Expenses Incurred During the Period $ 3.77 $ 7.72 $ 2.78
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.26 $ 1,017.25 $ 1,022.26
Expenses Incurred During the Period $ 3.85 $ 7.89 $ 2.84
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.76%, 1.56% and 0.56% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).
Nuveen Ohio Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 988.29 $ 985.12 $ 990.21
Expenses Incurred During the Period $ 3.89 $ 7.86 $ 2.84
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.16 $ 1,017.15 $ 1,022.21
Expenses Incurred During the Period $ 3.95 $ 7.99 $ 2.89
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58% and 0.57% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).
Nuveen Wisconsin Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 972.03 $ 968.11 $ 973.24
Expenses Incurred During the Period $ 4.30 $ 8.24 $ 3.31
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.71 $ 1,016.70 $ 1,021.71
Expenses Incurred During the Period $ 4.41 $ 8.44 $ 3.40
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.87%, 1.67% and 0.67% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).

Nuveen Kansas Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.9%
X 228,253,564 MUNICIPAL BONDS - 96.9%
X 228,253,564
Consumer Staples - 4.8%
$ 7,080 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+ $ 5,077,493
1,535 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
1/23 at 100.00 BBB 1,531,162
955 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
12/22 at 100.00 N/R 911,796
620 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call A- 632,549
625 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 577,750
320 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB- 309,689
2,510 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 2,329,280
13,645 Total Consumer Staples 11,369,719
Education and Civic Organizations - 3.5%
Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series
2021:
3,000 4.000%, 9/01/47 9/30 at 100.00 A 2,706,960
2,000 4.000%, 9/01/52 9/30 at 100.00 A 1,766,180
250 Kansas Development Finance Authority, Revenue Bonds, Kansas State
University Projects, Refunding Series 2016A, 4.000%, 3/01/27
3/24 at 100.00 Aa3 252,965
1,000 Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project,
Refunding Series 2011A, 6.500%, 9/01/32 (4)
1/23 at 100.00 N/R 300,000
3,135 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 A1 3,263,880
9,385 Total Education and Civic Organizations 8,289,985
Health Care - 7.0%
385 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 A- 397,239
Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016:
1,075 5.000%, 12/01/36 12/26 at 100.00 Ba1 1,076,537
400 5.000%, 12/01/41 12/26 at 100.00 Ba1 393,132
875 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 AA+ 921,358
Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B:
740 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call AA 820,823
285 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call AA 312,314
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A:
305 5.000%, 7/01/43 7/28 at 100.00 A- 311,640
5,000 5.000%, 7/01/48 7/28 at 100.00 A- 5,108,100
Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series
2021C:
270 5.000%, 11/15/52, (Mandatory Put 11/15/26) No Opt. Call AA 288,706

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
$ 920 5.000%, 7/01/27 No Opt. Call BBB+ $ 977,969
295 5.000%, 7/01/29 No Opt. Call BBB+ 318,889
2,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/45
9/25 at 100.00 AA- 2,028,020
3,500 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 AA- 3,565,590
16,050 Total Health Care 16,520,317
Housing/Multifamily - 1.2%
3,000 Wichita, Kansas, Multifamily Housing Revenue Bonds, Wichita Senior
Housing, Series 2021-IV, 0.510%, 11/01/25, (Mandatory Put 11/01/24)
No Opt. Call Aaa 2,818,110
Industrials - 0.6%
1,415 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
1/23 at 100.00 BBB- 1,289,914
Long-Term Care - 2.2%
2,500 Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A, 5.250%, 11/15/53
11/23 at 103.75 N/R 1,799,150
2,715 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.375%, 5/15/43
5/23 at 100.00 N/R 2,724,801
665 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2014IV-A, 5.625%, 5/15/44
5/24 at 100.00 N/R 645,243
5,880 Total Long-Term Care 5,169,194
Tax Obligation/General - 29.8%
Allen County Unified School District 257 Iola, Kansas,
General Obligation Bonds, School Building Series 2019A:
1,120 4.000%, 9/01/33 - BAM Insured 9/28 at 100.00 AA 1,161,418
1,150 4.000%, 9/01/34 - BAM Insured 9/28 at 100.00 AA 1,188,663
1,000 3.000%, 9/01/38 - BAM Insured 9/28 at 100.00 AA 862,280
1,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, Refunding Series 2016A, 4.000%, 9/01/35 - BAM Insured
9/26 at 100.00 AA 1,020,680
3,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, School Building Series 2016B, 4.000%, 9/01/43 - BAM Insured
9/26 at 100.00 AA 2,956,770
3,000 City of Leawood. Kansas, General Obligation Temporary Notes, Series
2022-1, 3.000%, 9/01/23
No Opt. Call N/R 3,005,580
100 Douglas County Unified School District 497, Kansas, General Obligation
Bonds, Series 2017A, 3.125%, 9/01/37
9/27 at 100.00 Aa3 89,017
500 Geary County Unified School District 475, Kansas, General Obligation
Bonds, Refunding Series 2021B, 3.000%, 9/01/43
9/31 at 100.00 Aa3 390,655
5,000 Harvey County Unified School District 460, Hesston, Kansas, General
Obligation Bonds, Series 2022, 5.000%, 9/01/52 - BAM Insured
9/31 at 100.00 AA 5,235,700
Johnson County Unified School District 229, Blue Valley,
Kansas, General Obligation Bonds, School Series 2020A:
2,000 3.000%, 10/01/28 No Opt. Call Aaa 2,012,140
2,500 2.500%, 10/01/39 10/30 at 100.00 Aaa 1,930,600
Johnson County Unified School District 229, Blue Valley,
Kansas, General Obligation Bonds, School Series 2022A:
2,070 5.000%, 10/01/28 No Opt. Call Aaa 2,318,586
1,610 5.000%, 10/01/31 No Opt. Call Aaa 1,882,799
2,200 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2013A,
5.000%, 10/01/28
10/23 at 100.00 AA- 2,242,636
1,490 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2016A,
5.000%, 10/01/33
10/25 at 100.00 AA- 1,573,157

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 10,000 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A,
3.000%, 10/01/41
10/30 at 100.00 Aaa $ 8,392,600
500 Johnson County, Kansas, General Obligation Bonds, General
Improvement Series 2016A, 5.000%, 9/01/24
No Opt. Call AAA 520,360
5,000 Johnson County, Kansas, General Obligation Bonds, Internal Improvement
Series 2018A, 4.000%, 9/01/34
9/27 at 100.00 AAA 5,144,150
620 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Refunding Series 2016, 5.000%, 9/01/26
No Opt. Call A1 668,713
1,000 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Series 2018A, 5.000%, 9/01/34
9/27 at 100.00 A1 1,093,060
1,000 Leavenworth County Unified School District 464, Tonganoxie, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2019A,
4.000%, 9/01/45
9/27 at 100.00 A1 1,000,750
500 Linn County Unified School District 362, Kansas, General Obligation
Bonds, Series 2020, 3.000%, 9/01/35
9/28 at 100.00 A+ 465,720
3,550 Lyon County Unified School District 253 Emporia, Kansas, General
Obligation Bonds, Series 2019, 4.000%, 9/01/48
9/27 at 100.00 A1 3,347,756
Reno County, Kansas, General Obligation Bonds, Refunding
& Improvement Series 2021:
205 3.000%, 9/01/31 9/28 at 100.00 Aa3 197,628
200 3.000%, 9/01/34 9/28 at 100.00 Aa3 182,712
1,130 Riley County Unified School District 383, Manhattan-Ogen, Kansas,
General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29
9/26 at 100.00 Aa2 1,167,731
Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B:
3,425 3.000%, 9/01/32 9/30 at 100.00 Aa2 3,301,152
2,530 3.000%, 9/01/33 9/30 at 100.00 Aa2 2,398,010
500 2.000%, 9/01/34 9/30 at 100.00 Aa2 410,440
465 Sedgwick County Unified School District 262, Kansas, General Obligation
Bonds, Refunding Series 2017, 4.000%, 9/01/30 - BAM Insured
9/26 at 100.00 AA 487,762
Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A:
1,325 4.000%, 9/01/30 9/27 at 100.00 AA 1,376,622
1,650 4.000%, 9/01/31 9/27 at 100.00 AA 1,707,651
500 4.000%, 9/01/32 9/27 at 100.00 AA 516,885
Wichita, Kansas, General Obligation Bonds, Airport Series
2015C:
2,000 5.000%, 12/01/39, (AMT) 12/25 at 100.00 AA+ 2,110,700
500 4.250%, 12/01/44, (AMT) 12/25 at 100.00 AA+ 504,060
Wyandotte County Unified School District 203, Piper,
Kansas, General Obligation Bonds, Improvement Series
2018A:
1,240 5.000%, 9/01/39 9/28 at 100.00 A+ 1,340,527
1,000 5.000%, 9/01/40 9/28 at 100.00 A+ 1,074,180
1,000 4.000%, 9/01/48 9/28 at 100.00 A+ 968,600
200 Wyandotte County/Kansas City Unified Government, Kansas, General
Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28
8/24 at 100.00 AA 198,634
Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2020A:
1,515 3.000%, 8/01/30 - BAM Insured 8/28 at 100.00 AA 1,476,549
2,395 3.000%, 8/01/31 - BAM Insured 8/28 at 100.00 AA 2,304,373
71,690 Total Tax Obligation/General 70,228,006
Tax Obligation/Limited - 23.2%
Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding
Series 2016:
500 5.000%, 6/01/28 - AGM Insured 6/27 at 100.00 AA 544,410
1,380 5.000%, 6/01/29 - AGM Insured 6/27 at 100.00 AA 1,500,446
2,295 5.000%, 6/01/30 - AGM Insured 6/27 at 100.00 AA 2,495,170
1,320 5.000%, 6/01/31 - AGM Insured 6/27 at 100.00 AA 1,434,708

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
$ 1,000 5.000%, 11/15/34 11/25 at 100.00 BB $ 1,013,660
250 4.000%, 11/15/39 11/25 at 100.00 BB 223,158
2,000 5.000%, 11/15/39 11/25 at 100.00 BB 2,009,060
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/24 No Opt. Call BB 1,020,190
2,000 5.000%, 12/01/25 No Opt. Call BB 2,056,900
1,000 5.000%, 12/01/30 12/26 at 100.00 BB 1,029,470
1,000 5.000%, 12/01/32 12/26 at 100.00 BB 1,025,270
2,275 5.000%, 12/01/33 12/26 at 100.00 BB 2,325,778
4,250 5.000%, 12/01/46 12/26 at 100.00 BB 4,221,822
2,630 Johnson County Community College, Kansas, Certificates of Participation,
Series 2017, 4.000%, 10/01/28
10/26 at 100.00 Aa2 2,725,732
Kansas Department of Transportation, Highway Revenue
Bonds, Series 2015B:
1,000 5.000%, 9/01/29 9/25 at 100.00 AA 1,060,540
1,500 5.000%, 9/01/35 9/25 at 100.00 AA 1,574,130
2,240 Kansas Department of Transportation, Highway Revenue Bonds, Series
2017A, 5.000%, 9/01/33
9/27 at 100.00 AA 2,439,091
Kansas Development Finance Authority, Kansas, Revenue
Bonds, State of Kansas Projects, Series 2021P:
1,630 4.000%, 5/01/31 5/30 at 100.00 Aa3 1,718,607
3,260 3.000%, 5/01/32 5/30 at 100.00 Aa3 3,090,838
Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc.,
Series 2019H-1:
1,170 4.000%, 9/01/30 9/27 at 100.00 Aa2 1,223,481
1,350 3.000%, 9/01/34 9/27 at 100.00 Aa2 1,272,145
7,735 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB- 7,244,060
Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series
2012B:
200 0.000%, 12/15/29 (4) 1/23 at 100.00 N/R 105,000
200 0.000%, 12/15/34 (4) 1/23 at 100.00 N/R 105,000
2,775 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
1/23 at 100.00 N/R 1,213,119
335 Ozawkie Kansas, General Obligation Refunding Bonds, Series 2020,
3.000%, 9/01/39
9/27 at 100.00 A 302,126
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
410 9.322%, 7/01/27 - AMBAC Insured (12MTA reference rate + 1.120%
spread) (5)
No Opt. Call N/R 389,349
295 5.250%, 7/01/32 - NPFG Insured No Opt. Call AAA 294,699
430 5.250%, 7/01/33 - NPFG Insured No Opt. Call AAA 428,598
1,000 5.250%, 7/01/36 - AGC Insured No Opt. Call AAA 991,710
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
1/23 at 100.00 AA 2,001,040
1,565 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 N/R 1,402,741
Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Kansas International
Speedway Corporation Project, Refunding Series 2014:
1,370 5.000%, 12/01/25 12/24 at 100.00 BBB+ 1,431,170
1,260 5.000%, 12/01/26 12/24 at 100.00 BBB+ 1,314,760
1,175 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 N/R 1,068,898

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 395 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Revenue Bonds, Kansas International Speedway
Corporation, Series 1999, 0.000%, 12/01/27
No Opt. Call N/R $ 319,733
56,195 Total Tax Obligation/Limited 54,616,609
Transportation - 4.8%
1,120 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB 1,121,277
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
1,175 6.250%, 10/01/34, (AMT) 10/23 at 100.00 Baa2 1,205,139
Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A:
1,065 5.000%, 9/01/31 9/29 at 100.00 Aa2 1,209,158
1,100 5.000%, 9/01/38 9/29 at 100.00 Aa2 1,220,626
1,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2020A, 3.000%, 9/01/26
No Opt. Call Aa2 1,006,780
1,515 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 Baa2 1,504,986
2,155 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/31,
(AMT)
12/22 at 100.00 B 2,155,021
2,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB 1,983,720
11,130 Total Transportation 11,406,707
U.S. Guaranteed - 6.5% (6)
Anderson County, Kansas, General Obligation Bonds,
Refunding and Improvent Series 2013A:
935 5.000%, 8/01/33, (Pre-refunded 8/01/23) - AGM Insured 8/23 at 100.00 AA 950,044
565 5.000%, 8/01/33, (Pre-refunded 8/01/23) - AGM Insured 8/23 at 100.00 AA 574,091
1,500 Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B,
5.000%, 6/01/42, (Pre-refunded 6/01/25), 144A
6/25 at 100.00 Baa2 1,571,625
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
775 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 794,879
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
500 5.250%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 A- 507,825
2,000 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A- 2,034,160
1,250 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2015A,
5.000%, 10/01/34, (Pre-refunded 10/01/25)
10/25 at 100.00 Aaa 1,332,387
Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B:
40 5.000%, 11/15/54, (Pre-refunded 11/15/28) No Opt. Call N/R 44,452
1,500 Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson
Energy Center Project, Series 2013, 5.750%, 7/01/38, (Pre-refunded
7/01/23)
7/23 at 100.00 A- 1,527,765
Leavenworth County Unified School District 453, Kansas,
General Obligation Bonds, Series 2018A:
365 4.000%, 9/01/37, (Pre-refunded 9/01/26) 9/26 at 100.00 Aa3 382,370
2,155 4.000%, 9/01/38, (Pre-refunded 9/01/26) 9/26 at 100.00 Aa3 2,257,557
Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series
2021C:
15 5.000%, 11/15/52, (Pre-refunded 11/15/26) No Opt. Call N/R 16,172
2,000 Sedgwick County Unified School District 260, Kansas, General Obligation
Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40,
(Pre-refunded 10/01/26)
10/26 at 100.00 Aa3 2,170,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
$ 1,000 Wyandotte County Unified School District 500, Kansas, General Obligation
Bonds, Improvement Series 2016A, 4.125%, 9/01/37, (Pre-refunded
9/01/26)
9/26 at 100.00 AA- $ 1,052,020
14,600 Total U.S. Guaranteed 15,216,247
Utilities - 13.3%
1,255 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (4)
No Opt. Call N/R 1,569
130 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012, 5.000%, 11/21/45, (AMT), 144A
7/23 at 100.00 BBB 123,364
600 Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities
Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series
2017, 5.000%, 9/01/27 - AGM Insured
No Opt. Call AA 651,870
100 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 A- 100,892
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
1,750 5.000%, 7/01/28 7/23 at 100.00 A- 1,759,870
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
370 5.000%, 7/01/36 7/26 at 100.00 A- 376,434
2,580 5.000%, 1/01/46 7/26 at 100.00 A- 2,592,642
2,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 2,009,340
3,750 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/40
10/27 at 100.00 BBB 3,828,675
Guam Power Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 10/01/32 10/24 at 100.00 AA 1,036,440
1,000 5.000%, 10/01/33 10/24 at 100.00 AA 1,035,260
Kansas Municipal Energy Agency, Power Project Revenue
Bonds, Dogwood Project, Series 2018A:
1,000 5.000%, 4/01/33 - BAM Insured 4/26 at 100.00 AA 1,064,090
1,000 5.000%, 4/01/34 - BAM Insured 4/26 at 100.00 AA 1,064,740
1,000 5.000%, 4/01/35 - BAM Insured 4/26 at 100.00 AA 1,064,740
1,395 Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy
Facility, Series 2012A, 5.000%, 12/01/22
No Opt. Call A3 1,395,000
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 1,250
515 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 644
480 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28 - AGC Insured
1/23 at 100.00 AA 483,211
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007VV:
2,480 5.250%, 7/01/27 - AGM Insured No Opt. Call AA 2,508,024
1,065 5.250%, 7/01/31 - AGM Insured No Opt. Call AA 1,067,130
Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A:
475 3.000%, 10/01/28 10/26 at 100.00 Aa3 471,689
355 3.000%, 10/01/29 10/26 at 100.00 Aa3 350,531
780 3.000%, 10/01/30 10/26 at 100.00 Aa3 759,353
580 3.000%, 10/01/31 10/26 at 100.00 Aa3 559,097
Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A:
1,520 4.000%, 8/01/29 - BAM Insured No Opt. Call AA 1,630,428
785 4.000%, 8/01/30 - BAM Insured 8/29 at 100.00 AA 826,385
740 4.000%, 8/01/31 - BAM Insured 8/29 at 100.00 AA 775,513
1,595 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
1/23 at 100.00 CCC 1,474,290

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 2,250 Wyandotte County-Kansas City Unified Government, Kansas, Utility System
Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40
9/25 at 100.00 A $ 2,316,285
33,550 Total Utilities 31,328,756
$ 236,540 Total Municipal Bonds (cost $244,850,911) 228,253,564
Shares Description (1) Value
X 7,118,233 COMMON STOCKS - 3.0%
X 7,118,233
Independent Power and Renewable Electricity Producers - 3.0%
$ 89,726 Energy Harbor Corp (7),(8) $ 7,118,233
Total Common Stocks (cost $2,547,413) 7,118,233
Total Long-Term Investments (cost $247,398,324) 235,371,797
Other Assets Less Liabilities - 0.1% 231,609
Net Assets - 100% $ 235,603,406
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, First Energy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergyGeneration Project, Refunding Series 2006A, 3.750%,
12/01/23 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project,First Energy
Guarantor, Series 2005A, 3.750%, 12/01/40.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
12MTA Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See accompanying notes to financial statements.

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 108.4%
X 310,488,917 MUNICIPAL BONDS - 108.4%
X 310,488,917
Education and Civic Organizations - 20.8%
$ 155 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 N/R $ 134,108
Kentucky Bond Development Corporation, Educational
Facilities Revenue Bonds, City of Danville, Centre College
Project, Series 2021:
4,700 4.000%, 6/01/46 6/31 at 100.00 A 4,140,371
4,200 4.000%, 6/01/51 6/31 at 100.00 A 3,610,824
Kentucky Bond Development Corporation, Educational
Facilities Revenue Bonds, City of Stamping Ground,
Transylvania University Project, Refunding Series 2021A:
1,040 4.000%, 3/01/46 3/30 at 100.00 A- 925,662
705 4.000%, 3/01/49 3/30 at 100.00 A- 618,151
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
2,000 5.000%, 7/01/33 7/25 at 100.00 BBB+ 2,029,780
795 5.000%, 7/01/40 7/25 at 100.00 BBB+ 797,472
7,025 5.000%, 1/01/45 7/25 at 100.00 BBB+ 6,969,362
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Senior Series 2014A:
700 5.000%, 6/01/23, (AMT) No Opt. Call AAA 708,022
400 5.000%, 6/01/24, (AMT) No Opt. Call A 409,984
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Senior Series 2021A-1:
500 5.000%, 6/01/31, (AMT) No Opt. Call A 532,245
1,450 2.125%, 6/01/32, (AMT) 6/31 at 100.00 A 1,219,885
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Series 2019A:
1,000 5.000%, 6/01/28, (AMT) No Opt. Call A 1,058,000
700 5.000%, 6/01/29, (AMT) No Opt. Call A 746,508
Kentucky State University, Certificates of Participation, Series
2021:
500 4.000%, 11/01/41 - BAM Insured 11/31 at 100.00 AA 492,185
3,025 4.000%, 11/01/51 - BAM Insured 11/31 at 100.00 AA 2,781,064
2,850 4.000%, 11/01/56 - BAM Insured 11/31 at 100.00 AA 2,574,576
Louisville-Jefferson County Metro Government, Kentucky,
Revenue Bonds, Bellarmine University Inc Project,
Refunding & Improvement Series 2015:
1,790 5.000%, 5/01/31 5/25 at 100.00 Ba1 1,789,732
1,210 5.000%, 5/01/40 5/25 at 100.00 Ba1 1,152,912
Murray State University, Kentucky, General Receipts Bonds,
Series 2015A:
1,125 5.000%, 3/01/26 3/25 at 100.00 A1 1,177,369
1,075 5.000%, 3/01/27 3/25 at 100.00 A1 1,122,891
4,000 University of Kentucky, General Receipts Bonds, Refunding Series 2015B,
5.000%, 10/01/27
4/25 at 100.00 AA+ 4,189,960
2,000 University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%,
4/01/29
4/25 at 100.00 AA+ 2,088,520
250 University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%,
4/01/32
4/25 at 100.00 AA+ 259,523
4,535 University of Kentucky, General Receipts Bonds, Series 2018A, 4.000%,
10/01/32
4/26 at 100.00 AA+ 4,658,942
University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2016D:
1,155 5.000%, 3/01/31 9/26 at 100.00 A+ 1,229,382
3,450 5.000%, 3/01/32 9/26 at 100.00 A+ 3,666,763

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 2,500 University of Louisville, Kentucky, Revenue Bonds, Refunding General
Reciepts Series 2016C, 4.000%, 9/01/28
3/26 at 100.00 A+ $ 2,565,450
Western Kentucky University, General Receipts Revenue
Bonds, Refunding Series 2016A:
2,690 5.000%, 9/01/25 No Opt. Call A1 2,826,571
2,820 5.000%, 9/01/26 9/25 at 100.00 A1 2,960,182
60,345 Total Education and Civic Organizations 59,436,396
Health Care - 17.1%
7,695 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 3.000%, 2/01/40 - AGM Insured
2/30 at 100.00 AA 6,212,789
9,190 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional
Healthcare Project, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A 7,940,711
8,000 Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint
Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39
5/26 at 100.00 AA 8,254,560
3,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017B,
5.000%, 8/15/41
8/27 at 100.00 A1 3,085,440
500 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41
6/27 at 100.00 Baa2 509,355
6,385 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44
8/29 at 100.00 A- 6,471,198
Kentucky Economic Development Finance Authority,
Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100 5.000%, 8/01/37 8/29 at 100.00 A- 103,821
100 5.000%, 8/01/38 8/29 at 100.00 A- 103,542
2,500 5.000%, 8/01/44 8/29 at 100.00 A- 2,533,750
4,500 Louisville and Jefferson County Metropolitan Government, Kentucky,
Hospital Revenue Bonds, UofL Health Project, Series 2022A, 5.000%,
5/15/52 - AGM Insured
5/32 at 100.00 AA 4,596,615
2,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016,
5.000%, 8/01/37
8/26 at 100.00 BBB 2,019,000
Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A:
900 5.000%, 4/01/23 No Opt. Call AA- 906,741
600 5.000%, 4/01/24 No Opt. Call AA- 616,536
600 5.000%, 4/01/25 No Opt. Call AA- 627,660
500 5.000%, 4/01/26 No Opt. Call AA- 532,045
500 5.000%, 4/01/27 No Opt. Call AA- 540,590
Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Series 2012A:
1,980 5.000%, 10/01/33 1/23 at 100.00 AA- 1,981,307
2,000 5.000%, 10/01/37 1/23 at 100.00 AA- 2,000,760
51,050 Total Health Care 49,036,420

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 0.3%
$ 935 Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue
Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%,
6/01/35, (AMT), (Mandatory Put 6/01/23)
1/23 at 100.00 N/R $ 936,505
Industrials - 0.4%
1,180 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R 1,045,291
Tax Obligation/General - 0.3%
975 Ashland, Kentucky, General Obligation Bonds, Series 2021A, 5.000%,
1/01/23 - AGM Insured
No Opt. Call AA 976,970
Tax Obligation/Limited - 31.6%
Barren County School District Finance Corporation,
Kentucky, School Building Revenue Bonds, Series 2015:
1,250 5.000%, 8/01/24 No Opt. Call A1 1,293,225
1,760 5.000%, 8/01/25 2/25 at 100.00 A1 1,840,573
3,000 Kentucky Bond Development Corporation, Kentucky, Industrial Building
Revenue Bonds, Kentucky Communications Network Authority, Series
2019, 5.000%, 9/01/49 - BAM Insured
3/30 at 100.00 AA 3,200,460
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation
Project, Series 2018A:
8,500 5.000%, 9/01/43 9/28 at 100.00 A2 8,939,620
10,400 5.000%, 9/01/48 9/28 at 100.00 A2 10,827,751
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation
Project, Subordinate Series 2018B:
1,435 5.000%, 9/01/25 No Opt. Call A3 1,503,607
50 5.000%, 9/01/26 No Opt. Call A3 53,159
555 5.000%, 9/01/28 No Opt. Call A3 606,299
Kentucky Economic Development Finance Authority,
Louisville Arena Project Revenue Bonds, Louisville Arena
Authority, Inc., Series 2017A:
13,650 4.000%, 12/01/41 - AGM Insured, (UB) (4) 12/27 at 100.00 AA 12,832,228
1,000 4.000%, 12/01/41 - AGM Insured 12/27 at 100.00 AA 940,090
4,100 5.000%, 12/01/45 - AGM Insured 12/27 at 100.00 AA 4,165,190
4,985 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 112, Refunding Series 2016B, 5.000%, 11/01/24
No Opt. Call A1 5,194,021
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 115, Series 2017:
7,000 5.000%, 4/01/32, (UB) (4) 4/27 at 100.00 A1 7,511,630
6,000 5.000%, 4/01/38 4/27 at 100.00 A1 6,345,960
2,500 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 119, Series 2018, 5.000%, 5/01/30
5/28 at 100.00 A1 2,742,100
2,445 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 126, Series 2022A, 5.000%, 5/01/42
5/32 at 100.00 A1 2,643,265
Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series
2017A:
1,930 5.000%, 7/01/33, (UB) (4) 7/27 at 100.00 Aa3 2,084,921
550 5.000%, 7/01/36, (UB) (4) 7/27 at 100.00 Aa3 589,237
500 5.000%, 7/01/37, (UB) (4) 7/27 at 100.00 Aa3 534,250
5,000 Kentucky Turnpike Authority, Economic Development Road Revenue
Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28
7/27 at 100.00 Aa3 5,437,950
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R 779,950
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,739 4.500%, 7/01/34 7/25 at 100.00 N/R 6,361,886
89 4.550%, 7/01/40 7/28 at 100.00 N/R 82,888
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 1,275,922

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 3,000 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 N/R $ 2,757,390
88,808 Total Tax Obligation/Limited 90,543,572
Transportation - 6.8%
Kenton County Airport Board, Kentucky, Airport Revenue
Bonds, Cincinnati/Northern Kentucky International Airport,
Refunding Series 2016:
1,635 5.000%, 1/01/25 No Opt. Call A1 1,710,521
1,855 5.000%, 1/01/30 1/26 at 100.00 A1 1,958,157
1,750 5.000%, 1/01/31 1/26 at 100.00 A1 1,844,010
2,730 5.000%, 1/01/33 1/26 at 100.00 A1 2,869,639
4,320 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%,
1/01/49
1/29 at 100.00 A1 4,473,014
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, Capital
Appreciation First Tier Series 2013B:
2,000 0.000%, 7/01/23 No Opt. Call Baa2 1,959,100
700 0.000%, 7/01/32 7/28 at 76.98 Baa2 417,809
1,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C, 0.000%, 7/01/39 (5)
7/31 at 100.00 Baa2 1,105,500
Louisville Regional Airport Authority, Kentucky, Airport
System Revenue Bonds, Refunding Series 2014A:
1,555 5.000%, 7/01/31, (AMT) 7/24 at 100.00 A+ 1,581,451
1,500 5.000%, 7/01/32, (AMT) 7/24 at 100.00 A+ 1,524,570
19,045 Total Transportation 19,443,771
U.S. Guaranteed - 10.8% (6)
Kentucky Economic Development Finance Authority,
Louisville Arena Project Revenue Bonds, Louisville Arena
Authority, Inc., Series 2008-A2:
3,520 0.000%, 12/01/22 - AGC Insured, (ETM) No Opt. Call A2 3,520,000
3,750 0.000%, 12/01/23 - AGC Insured, (ETM) No Opt. Call A2 3,649,312
10,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45, (Pre-refunded
1/01/23)
1/23 at 100.00 A- 10,022,200
Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, First Tier
Series 2013A:
250 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 253,755
10,000 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 10,163,300
3,250 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2013, 5.000%, 4/01/35, (Pre-refunded 4/01/23)
4/23 at 100.00 AA- 3,277,268
30,770 Total U.S. Guaranteed 30,885,835
Utilities - 20.3%
5,705 Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019,
4.000%, 6/01/49 - AGM Insured
6/26 at 100.00 AA 5,466,987
6,300 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1 4,745,727
3,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%,
2/01/26, (AMT)
12/23 at 100.00 A1 3,385,597
Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Revenue Bonds, Series 2018A:
4,265 5.000%, 2/01/30 2/28 at 100.00 AAA 4,736,155
5,000 5.000%, 2/01/31, (UB) (4) 2/28 at 100.00 AAA 5,545,850
1,500 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2019A, 4.000%, 9/01/45
9/28 at 100.00 Baa1 1,422,225

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 3,730 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Refunding Series 2018A,
4.000%, 5/15/37
5/28 at 100.00 AA $ 3,773,268
1,000 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Series 2013A, 4.000%,
5/15/36
5/23 at 100.00 AA 1,002,210
Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Series 2014A:
795 5.000%, 5/15/27 11/24 at 100.00 AA 830,052
1,785 4.000%, 5/15/40 11/24 at 100.00 AA 1,786,303
10,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 A1 8,008,000
2,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/33 - AGM Insured
10/26 at 100.00 AA 2,155,000
5 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A,
5.250%, 10/01/35 - AGC Insured
12/22 at 100.00 AA 5,008
Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015:
1,000 5.000%, 11/01/25 - AGM Insured 5/25 at 100.00 AA 1,035,820
1,100 5.000%, 11/01/34 - AGM Insured 5/25 at 100.00 AA 1,153,482
1,635 5.000%, 11/01/37 - AGM Insured 5/25 at 100.00 AA 1,710,978
8,175 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A1 8,169,768
2,840 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2 2,832,588
405 Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds,
Refunding Series 2015A, 5.000%, 8/01/24 - BAM Insured
No Opt. Call AA 419,139
60,615 Total Utilities 58,184,157
$ 313,723 Total Long-Term Investments (cost $327,493,779) 310,488,917
Floating Rate Obligations - (7.9)%   (22,650,000)
Other Assets Less Liabilities - (0.5)% (1,376,546)
Net Assets - 100% $ 286,462,371
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See accompanying notes to financial statements.

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.1%
X 277,324,510 MUNICIPAL BONDS - 97.1%
X 277,324,510
Consumer Staples - 0.7%
$ 1,965 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB+ $ 1,997,364
Education and Civic Organizations - 12.9%
1,480 Central Michigan University Board of Trustees, General Revenue Bonds,
Refunding Series 2014, 5.000%, 10/01/39
10/24 at 100.00 A+ 1,517,858
Central Michigan University Board of Trustees, General
Revenue Bonds, Series 2019:
1,165 5.000%, 10/01/33 10/29 at 100.00 A+ 1,278,215
2,020 5.000%, 10/01/34 10/29 at 100.00 A+ 2,209,476
500 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41
7/28 at 103.00 BB- 386,530
3,835 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 AA 3,567,432
Ferris State University, Michigan, General Revenue Bonds,
Refunding Series 2016:
2,695 5.000%, 10/01/34 10/26 at 100.00 A+ 2,853,574
2,000 5.000%, 10/01/41 10/26 at 100.00 A+ 2,103,720
350 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 A+ 363,619
Grand Valley State University, Michigan, General Revenue
Bonds, Series 2017:
250 5.000%, 12/01/30 12/24 at 100.00 A+ 258,890
250 5.000%, 12/01/32 12/24 at 100.00 A+ 258,010
200 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
3.250%, 2/01/24
No Opt. Call BB+ 196,744
4,670 Michigan State University, General Revenue Bonds, Series 2015A, 5.000%,
8/15/40
8/25 at 100.00 AA 4,865,299
1,835 Michigan State University, General Revenue Bonds, Taxable Series 2019A,
5.000%, 2/15/48
2/29 at 100.00 AA 1,960,147
1,800 Michigan Technological University, General Revenue Bonds, Refunding
Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 A1 1,893,942
Northern Michigan University, General Revenue Bonds,
Series 2018A:
500 5.000%, 12/01/32 6/28 at 100.00 A1 549,400
400 5.000%, 12/01/34 6/28 at 100.00 A1 434,676
5,480 Oakland University, Michigan, General Revenue Bonds, Series 2016,
5.000%, 3/01/47
3/26 at 100.00 A1 5,649,825
2,760 Oakland University, Michigan, General Revenue Bonds, Series 2019,
5.000%, 3/01/50
3/29 at 100.00 A1 2,867,005
515 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A1 549,685
University of Michigan, Michigan, General Revenue Bonds,
Series 2017A:
1,000 5.000%, 4/01/34 4/27 at 100.00 AAA 1,087,750
1,190 5.000%, 4/01/35 4/27 at 100.00 AAA 1,289,520
650 Western Michigan University, General Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
5/25 at 100.00 Aa3 669,936
35,545 Total Education and Civic Organizations 36,811,253

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 6.0%
$ 5,255 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free Bed
Rehabilitatin Hospital, Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 A $ 4,918,733
2,335 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 A 2,385,880
3,085 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 4.000%, 11/15/50
11/29 at 100.00 A 2,751,820
1,250 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015, 5.000%, 11/15/45
5/25 at 100.00 A2 1,265,500
2,955 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45
6/26 at 100.00 AA- 3,000,418
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 AA- 2,793,300
17,880 Total Health Care 17,115,651
Housing/Multifamily - 0.7%
Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A:
320 1.050%, 10/01/27 No Opt. Call AA 283,971
500 1.150%, 4/01/28 No Opt. Call AA 440,665
720 1.375%, 4/01/29 No Opt. Call AA 628,790
625 1.600%, 4/01/30 No Opt. Call AA 543,419
2,165 Total Housing/Multifamily 1,896,845
Long-Term Care - 0.2%
750 Kentwood Economic Development Corporation, Michigan, Limited
Obligation Revenue Bonds, Holland Home Obligated Group, Refunding
Series 2021, 4.000%, 11/15/45
11/28 at 103.00 BBB- 596,010
Tax Obligation/General - 33.7%
1,350 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25
No Opt. Call Aa3 1,423,062
1,020 Barry County, Michigan, General Obligation Bonds, Thornapple Manor
Medical Care Facility, Capital Improvement & Refunding Series 2021,
4.000%, 4/01/32
4/31 at 100.00 AA 1,079,731
Battle Creek School District, Calhoun County, Michigan,
General Obligation Bonds, Refunding & Site Series 2022:
2,000 4.000%, 5/01/45 5/32 at 100.00 Aa1 1,968,020
3,000 4.000%, 5/01/47 5/32 at 100.00 Aa1 2,927,520
3,440 Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 4.000%, 5/01/50
5/30 at 100.00 Aa1 3,403,295
2,590 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47
5/27 at 100.00 AA 2,747,705
1,000 Cadillac Area Public Schools, Counties of Wexford, Osceola and Lake,
State of Michigan  School Building and Site General Obligation Bonds,
Refunding 2018, 5.000%, 5/01/36
5/28 at 100.00 Aa1 1,096,140
Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding
& School Building & Site Series 2019:
875 5.000%, 5/01/41 5/29 at 100.00 Aa1 957,539
1,310 5.000%, 5/01/43 5/29 at 100.00 Aa1 1,428,031
1,515 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2014, 5.000%, 5/01/39
5/24 at 100.00 AA 1,556,284
850 Chelsea School District, Washtenaw and Jackson, Michigan, General
Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/39
5/30 at 100.00 AA 938,876
1,000 Davison Community Schools, Genesee and Lapeer Counties, Michigan,
General Obligation Bonds, School Building and Site Series 2022-II,
5.000%, 5/01/38
5/32 at 100.00 Aa1 1,107,520
155 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 1998C, 5.250%,
5/01/25
No Opt. Call AA+ 160,313

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,575 East Lansing School District, Ingham and Clinton Counties, Michigan,
General Obligation Bonds, Building & Site Series 2020II, 5.000%,
5/01/44
5/30 at 100.00 AA $ 1,677,218
2,000 East Lansing School District, Ingham County, Michigan, General
Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/39
5/27 at 100.00 AA 2,118,080
2,075 Elk Rapids Schools, Antrim, Grand Traverse and Kalkaska, Michigan,
General Obligation Bonds, School Building & Site Series 2021-I, 4.000%,
5/01/50
5/31 at 100.00 AA 1,941,183
500 Forest Hills Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2021-II, 4.000%, 5/01/30
No Opt. Call Aa2 532,210
1,560 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/39, (AMT)
1/32 at 100.00 AAA 1,687,327
Grand Ledge Public Schools, Eaton, Clinton and Ionia
Counties, Michigan, General Obligation Bonds, School
Building & Site Series 2021-II:
1,615 5.000%, 5/01/39 5/31 at 100.00 AA 1,806,103
870 5.000%, 5/01/40 5/31 at 100.00 AA 961,681
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, Refunding School Building &
Site Series 2016:
4,325 5.000%, 5/01/29 - AGM Insured 5/26 at 100.00 AA 4,592,545
2,055 5.000%, 5/01/38 - AGM Insured 5/26 at 100.00 AA 2,168,477
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Series
2019:
1,500 5.000%, 11/01/35 - AGM Insured 5/29 at 100.00 AA 1,637,145
1,000 5.000%, 11/01/36 - AGM Insured 5/29 at 100.00 AA 1,088,730
2,600 5.000%, 11/01/41 - AGM Insured 5/29 at 100.00 AA 2,780,206
2,040 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I, 4.000%,
5/01/45
5/30 at 100.00 AA 1,971,374
3,000 Jackson Public Schools, Jackson County, Michigan, General Obligation
Bonds, School Building & Site Series 2018, 5.000%, 5/01/42
5/28 at 100.00 Aa1 3,227,850
1,700 Jenison Public Schools, Ottawa County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 5.000%, 5/01/45
5/30 at 100.00 Aa1 1,867,569
Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017:
500 5.000%, 4/01/26 No Opt. Call AA+ 537,140
500 5.000%, 4/01/31 4/27 at 100.00 AA+ 543,775
1,075 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/35
1/25 at 100.00 AAA 1,116,248
Kent County, Michigan, General Obligation Bonds,
Refunding Limited Tax Series 2015:
1,500 5.000%, 1/01/31 1/25 at 100.00 AAA 1,564,185
2,000 5.000%, 1/01/37 1/25 at 100.00 AAA 2,070,500
1,750 Lakeview School District, Calhoun County, Michigan, General Obligation
Bonds, School Building & Site Series 2016, 5.000%, 5/01/42
5/26 at 100.00 AA 1,857,100
185 Lansing Community College, Michigan, General Obligation Bonds,
College Building & Site, Series 2017, 5.000%, 5/01/31
11/27 at 100.00 AA 202,492
Marquette, Michigan, General Obligation Bonds, Refunding
& Limited Obligation Series 2017:
230 4.000%, 5/01/25 No Opt. Call AA 236,187
375 4.000%, 5/01/28 5/27 at 100.00 AA 390,143
550 4.000%, 5/01/29 5/27 at 100.00 AA 571,395
265 4.000%, 5/01/31 5/27 at 100.00 AA 274,463
215 4.000%, 5/01/32 5/27 at 100.00 AA 222,114
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3 1,051,470

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020:
$ 2,500 4.000%, 11/01/50 11/30 at 100.00 AA $ 2,345,975
6,000 4.000%, 11/01/55 11/30 at 100.00 AA 5,708,520
1,000 Michigan State, General Obligation Bonds, Environmental Program,
Refunding Series 2011A, 5.000%, 12/01/22
12/22 at 100.00 Aa1 1,000,000
Michigan State, General Obligation Bonds, Environmental
Program, Series 2020A:
1,700 5.000%, 5/15/33 5/30 at 100.00 Aa1 1,944,205
1,275 4.000%, 5/15/38 5/30 at 100.00 Aa1 1,287,240
Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I:
1,495 5.000%, 5/01/41 5/30 at 100.00 AA 1,642,048
2,465 5.000%, 5/01/45 5/30 at 100.00 AA 2,702,897
Muskegon County, Michigan, General Obligation Water
Supply System Bonds, Refunding Series 2015:
550 5.000%, 11/01/33 11/25 at 100.00 AA 579,964
1,290 5.000%, 11/01/36 11/25 at 100.00 AA 1,356,229
3,120 Rockford Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2019I, 5.000%, 5/01/46
5/29 at 100.00 AA 3,307,886
1,095 Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable
Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 AA+ 1,180,651
1,915 South Haven Public Schools, Van Buren Couty, Michigan, General
Obligation Bonds, School Building & Site, Series 2014A, 5.000%,
5/01/41 - BAM Insured
5/24 at 100.00 AA 1,971,224
3,270 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019, 5.000%,
5/01/49
5/29 at 100.00 Aa1 3,500,927
4,000 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44
5/29 at 100.00 Aa2 4,346,720
395 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2021, 4.000%, 11/01/31
- AGM Insured
5/31 at 100.00 AA 417,527
1,575 Williamston Community School District, Michigan, Unlimited Tax General
Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - NPFG Insured
No Opt. Call Aa2 1,634,866
92,310 Total Tax Obligation/General 96,415,825
Tax Obligation/Limited - 16.4%
2,935 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 AA 2,948,530
1,000 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
2/24 at 103.00 N/R 953,780
4,070 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project,
Series 2014H-1, 5.000%, 10/01/39
10/24 at 100.00 AA- 4,155,226
5,450 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 Aa2 5,643,911
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I:
1,540 5.000%, 4/15/36 10/26 at 100.00 Aa2 1,620,188
1,000 5.000%, 10/15/46 10/26 at 100.00 Aa2 1,032,650
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I:
520 5.000%, 4/15/36 10/29 at 100.00 Aa2 565,027
1,000 4.000%, 10/15/49 10/29 at 100.00 Aa2 964,860
1,000 4.000%, 4/15/54 10/29 at 100.00 Aa2 950,840
2,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 4.000%, 10/15/38
10/31 at 100.00 Aa2 2,027,880

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I:
$ 2,000 4.000%, 10/15/41 10/31 at 100.00 Aa2 $ 1,998,380
4,200 4.000%, 10/15/46 10/31 at 100.00 Aa2 4,101,510
1,500 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015, 5.000%, 11/15/29
11/24 at 100.00 AA+ 1,566,135
9,170 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 AA+ 9,007,874
1,700 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 5.000%, 11/15/33
11/31 at 100.00 AA+ 1,989,629
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
5,290 4.500%, 7/01/34 7/25 at 100.00 N/R 4,993,972
1,676 4.550%, 7/01/40 7/28 at 100.00 N/R 1,560,909
750 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 698,497
46,801 Total Tax Obligation/Limited 46,779,798
Transportation - 4.8%
1,250 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 A1 1,297,550
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000 5.000%, 12/01/37 1/23 at 100.00 A1 2,001,820
1,000 5.000%, 12/01/42 - AGM Insured 1/23 at 100.00 AA 1,000,690
1,700 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2014C, 5.000%, 12/01/44,
(AMT)
12/24 at 100.00 A1 1,700,629
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36
12/28 at 100.00 A1 2,139,780
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A:
1,830 5.000%, 12/01/39 12/31 at 100.00 A1 1,989,832
3,330 5.000%, 12/01/41 12/31 at 100.00 A1 3,581,448
13,110 Total Transportation 13,711,749
U.S. Guaranteed - 6.0% (4)
800 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Improvement & Refunding Series 2014, 5.000%, 1/01/39, (Pre-refunded
1/01/24)
1/24 at 100.00 AA 820,816
350 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Improvement Series 2012, 5.000%, 1/01/32, (Pre-refunded 1/01/23)
1/23 at 100.00 AA 350,721
720 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Refunding Series 2015A, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 AA 748,354
1,875 Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health
Credit Group, Refunding Series 2014, 5.000%, 6/01/39, (Pre-refunded
6/01/24)
6/24 at 100.00 A+ 1,941,825
4,000 Michigan House of Representatives, Certificates of Participation, Series
1998, 0.000%, 8/15/23 - AMBAC Insured, (ETM)
No Opt. Call N/R 3,925,440
3,000 University of Michigan, General Revenue Bonds, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 AAA 3,095,400
University of Michigan, General Revenue Bonds, Series
2015:
2,275 5.000%, 4/01/40, (Pre-refunded 4/01/26) 4/26 at 100.00 AAA 2,446,239
800 5.000%, 4/01/46, (Pre-refunded 4/01/26) 4/26 at 100.00 AAA 860,216
University of Michigan, Michigan, General Revenue Bonds,
Series 2017A:
2,800 5.000%, 4/01/47, (Pre-refunded 4/01/27) 4/27 at 100.00 AAA 3,066,644
16,620 Total U.S. Guaranteed 17,255,655

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 15.7%
$ 850 Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue
Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 AA $ 895,696
2,500 Grand Rapids, Kent County, Michigan, Santiary Sewer System Revenue
Bonds,  Improvement & Refunding Series 2020, 4.000%, 1/01/50
1/30 at 100.00 AA 2,387,300
1,655 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series
2018, 5.000%, 1/01/48
1/28 at 100.00 AA 1,756,435
1,250 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2016, 5.000%, 1/01/41
1/26 at 100.00 AA 1,297,012
1,500 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2018, 5.000%, 1/01/43
1/28 at 100.00 AA 1,597,890
Grand Rapids, Michigan, Water Supply System Revenue
Bonds, Refunding Series 2015:
1,000 5.000%, 1/01/33 1/25 at 100.00 AA 1,041,030
1,000 5.000%, 1/01/35 1/25 at 100.00 AA 1,041,240
Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2017A:
1,250 5.000%, 7/01/31 7/27 at 100.00 AA- 1,367,562
1,000 5.000%, 7/01/32 7/27 at 100.00 AA- 1,092,200
Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A:
4,800 5.000%, 7/01/44 7/29 at 100.00 AA- 5,106,576
12,435 5.000%, 7/01/48 7/29 at 100.00 AA- 13,172,893
1,000 Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/29
7/26 at 100.00 AA- 1,065,600
Marquettte, Michigan, Electric Utility System Revenue
Bonds, Refunding Series 2016A:
1,230 5.000%, 7/01/32 7/26 at 100.00 AA- 1,303,825
1,000 5.000%, 7/01/33 7/26 at 100.00 AA- 1,057,930
1,800 Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds,
Refunding Series 2018B, 5.000%, 10/01/39
10/28 at 100.00 AAA 1,965,744
885 Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds,
Series 2020B, 5.000%, 10/01/31
10/30 at 100.00 Aaa 1,024,485
750 Michigan Finance Authority, Drinking Water Revolving Fund Revenue
Bonds, Series 2021B, 5.000%, 10/01/35
10/31 at 100.00 Aaa 857,145
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Water & Sewerage
Department Water Supply System Local Project, Refunding
Senior Loan Series 2014D-1:
1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 AA 1,534,455
1,220 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 AA 1,245,388
3,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-2, 5.000%, 7/01/27 - AGM Insured
7/24 at 100.00 AA 3,104,040
820 Saginaw, Michigan, Water Supply System Revenue Bonds, Refunding
Series 2021, 4.000%, 7/01/38 - AGM Insured
7/31 at 100.00 AA 829,914
42,445 Total Utilities 44,744,360
$ 269,591 Total Long-Term Investments (cost $285,146,971) 277,324,510
Other Assets Less Liabilities - 2.9% 8,325,369
Net Assets - 100% $ 285,649,879
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See accompanying notes to financial statements.

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.0%
X 576,407,369 MUNICIPAL BONDS - 100.0%
X 576,407,369
Consumer Staples - 2.2%
$ 3,000 Cape Girardeau County Industrial Development Authority, Missouri, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Products Company
Project, Series 1998, 5.300%, 5/15/28, (AMT)
1/23 at 100.00 AA- $ 3,109,140
8,840 Missouri Development Finance Board, Solid Waste Disposal Revenue
Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call AA- 9,827,251
11,840 Total Consumer Staples 12,936,391
Education and Civic Organizations - 9.5%
1,200 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 AA+ 1,211,004
1,000 Health and Educational Facilities Authority of the State of Missouri,
Educational Facilities Revenue Bonds, University of Central Missouri,
Series 2018 A, 4.000%, 10/01/38
10/28 at 100.00 A+ 1,009,550
1,055 Lincoln University, Missouri, Auxiliary System Revenue Bonds, Refunding
Series 2019, 5.000%, 6/01/31 - AGM Insured
6/27 at 100.00 AA 1,136,077
1,025 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 A1 1,036,203
2,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2017A, 5.000%, 6/01/47
6/27 at 100.00 A1 2,128,260
3,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%,
5/01/43
5/23 at 100.00 BBB- 3,035,670
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southeast Missouri
State University, Refunding Series 2019:
2,295 4.000%, 10/01/34 10/29 at 100.00 A 2,280,725
2,225 4.000%, 10/01/35 10/29 at 100.00 A 2,193,071
3,470 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
1/23 at 100.00 BBB- 3,406,291
2,255 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%,
10/01/34
10/23 at 100.00 A+ 2,281,203
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Maryville University of St. Louis Project, Series 2015, 5.000%, 6/15/44
6/25 at 100.00 BBB+ 1,014,230
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2015A:
3,700 5.000%, 10/01/38 10/25 at 100.00 AA- 3,899,282
7,920 4.000%, 10/01/42 10/25 at 100.00 AA- 7,695,706
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2017A:
600 4.000%, 10/01/36 4/27 at 100.00 AA- 602,490
5,690 5.000%, 10/01/47 4/27 at 100.00 AA- 5,964,998
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2019A:
3,390 5.000%, 10/01/46 4/29 at 100.00 AA- 3,621,130
6,665 4.000%, 10/01/48 4/29 at 100.00 AA- 6,290,894
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Webster University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 Baa2 1,108,094
Missouri State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A:
260 4.000%, 10/01/31 10/27 at 100.00 A+ 269,425
285 4.000%, 10/01/32 10/27 at 100.00 A+ 295,679
500 4.000%, 10/01/33 10/27 at 100.00 A+ 516,685
400 4.000%, 10/01/34 10/27 at 100.00 A+ 410,348

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,625 Saint Louis Community College District, Saint Louis County, Missouri,
Certificates of Participation, Series 2017, 4.000%, 4/01/36
4/27 at 100.00 AA $ 1,654,396
1,100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
10/23 at 100.00 N/R 948,915
860 Truman State University, Missouri, Housing System Revenue Bonds,
Refunding Series 2015, 3.750%, 6/01/33
6/23 at 100.00 A2 849,998
54,670 Total Education and Civic Organizations 54,860,324
Health Care - 23.0%
675 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County
Hospital Project, Series 2017B, 3.650%, 7/01/27
7/23 at 100.00 N/R 675,857
Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016:
1,455 5.000%, 8/01/29 8/26 at 100.00 Ba3 1,377,594
1,000 5.000%, 8/01/30 8/26 at 100.00 Ba3 937,580
2,000 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Saint Francis Medical Center, Series
2016, 5.000%, 6/01/39
6/26 at 100.00 AA 2,035,100
1,245 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 BBB- 1,290,318
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2017A:
1,325 5.000%, 3/01/31 3/27 at 100.00 BBB- 1,368,221
1,210 5.000%, 3/01/32 3/27 at 100.00 BBB- 1,245,054
1,645 5.000%, 3/01/36 3/27 at 100.00 BBB- 1,679,529
2,680 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%,
3/01/46
3/31 at 100.00 BBB- 2,258,061
Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017:
1,170 4.000%, 10/01/31 10/27 at 100.00 A- 1,164,045
1,220 4.000%, 10/01/32 10/27 at 100.00 A- 1,208,361
485 5.000%, 10/01/42 10/27 at 100.00 A- 493,512
2,450 5.000%, 10/01/47 10/27 at 100.00 A- 2,480,380
1,560 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
2/24 at 100.00 A+ 1,577,503
290 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2020A, 5.000%, 2/15/29
No Opt. Call A+ 313,023
Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc.,
Series 2016:
1,575 4.000%, 11/15/33 5/26 at 100.00 A+ 1,585,978
4,200 5.000%, 11/15/34 5/26 at 100.00 A+ 4,372,620
4,335 5.000%, 11/15/35 5/26 at 100.00 A+ 4,509,744
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A, 5.000%,
11/15/43
5/28 at 100.00 A+ 1,029,130
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44
1/24 at 100.00 AA 1,005,910
12,725 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 AA 11,720,743
9,175 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48)
1/28 at 100.00 AA 8,547,338
3,535 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Capital Region Medical Center, Series 2020, 5.000%,
11/01/40
11/30 at 100.00 Baa2 3,181,359

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A:
$ 1,475 5.000%, 11/15/44 11/23 at 100.00 A2 $ 1,482,124
2,980 5.000%, 11/15/48 11/23 at 100.00 A2 2,992,159
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200 5.000%, 11/15/32 11/25 at 100.00 A2 2,292,180
2,400 5.000%, 11/15/39 11/25 at 100.00 A2 2,463,288
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2019A:
975 5.000%, 11/15/37 5/29 at 100.00 A2 1,024,140
265 5.000%, 11/15/38 5/29 at 100.00 A2 275,950
3,000 4.000%, 11/15/49 5/29 at 100.00 A2 2,806,920
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Heartland Regional Medical
Center, Series 2012:
1,000 3.875%, 2/15/32 1/23 at 100.00 AA- 1,000,150
3,035 5.000%, 2/15/37 1/23 at 100.00 AA- 3,036,184
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F:
845 5.000%, 11/15/45 11/24 at 100.00 A+ 851,227
2,355 4.250%, 11/15/48 11/24 at 100.00 A+ 2,287,812
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C:
2,500 5.000%, 11/15/42 11/27 at 100.00 A+ 2,559,425
5,000 4.000%, 11/15/47 11/27 at 100.00 A+ 4,619,700
1,330 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2018A, 5.000%, 6/01/30
12/28 at 100.00 A+ 1,453,889
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020:
7,500 4.000%, 6/01/50 6/30 at 100.00 A+ 6,778,050
2,410 4.000%, 6/01/53 6/30 at 100.00 A+ 2,157,287
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series
2019A:
2,225 4.000%, 2/15/44 2/29 at 100.00 AA- 2,126,677
8,995 4.000%, 2/15/54 2/29 at 100.00 AA- 8,179,334
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal &
Presbyterian Hospitals, Series 2015B:
1,500 3.500%, 12/01/32 6/25 at 100.00 A+ 1,480,425
2,000 5.000%, 12/01/33 6/25 at 100.00 A+ 2,054,020
500 3.625%, 12/01/34 6/25 at 100.00 A+ 485,375
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal &
Presbyterian Hospitals, Series 2019:
1,100 4.000%, 12/01/35 6/29 at 100.00 A+ 1,094,830
2,000 4.000%, 12/01/37 6/29 at 100.00 A+ 1,974,960
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A:
1,035 4.000%, 6/01/48 6/28 at 100.00 AA- 980,124
1,500 5.000%, 6/01/48 6/28 at 100.00 AA- 1,532,055
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A:
300 5.000%, 6/01/34 6/32 at 100.00 AA- 333,282
2,000 4.000%, 6/01/52 6/32 at 100.00 AA- 1,882,540
3,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34
5/26 at 100.00 AA- 3,021,600
2,940 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 AA- 2,701,566
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 BBB+ 1,699,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
$ 830 5.000%, 11/15/28 11/25 at 100.00 N/R $ 842,765
2,325 4.000%, 11/15/36 11/25 at 100.00 N/R 2,137,837
4,650 5.000%, 11/15/46 11/25 at 100.00 N/R 4,518,359
1,120 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
3/23 at 103.00 BBB- 1,159,962
137,245 Total Health Care 132,342,756
Housing/Multifamily - 0.2%
1,000 Missouri Housing Development Commission, Multifamily Housing
Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%,
7/01/45
7/23 at 100.00 AA+ 1,005,530
Housing/Single Family - 0.1%
510 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017A-2, 3.800%, 11/01/37
11/26 at 100.00 AA+ 496,026
80 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2015B-2,
3.800%, 11/01/34
5/25 at 100.00 AA+ 77,808
590 Total Housing/Single Family 573,834
Long-Term Care - 4.0%
3,110 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 N/R 2,530,203
900 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/37
5/27 at 100.00 BB- 809,586
555 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Bethesda Health Group, Inc., Series 2021, 4.000%,
8/01/41
8/31 at 100.00 BBB 460,861
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2014A:
1,000 5.000%, 2/01/35 2/24 at 100.00 BBB 999,020
1,500 5.000%, 2/01/44 2/24 at 100.00 BBB 1,439,355
5,550 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 BBB 5,202,403
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2019C:
475 4.000%, 2/01/32 2/29 at 100.00 BBB 432,217
1,000 5.000%, 2/01/42 2/29 at 102.00 BBB 957,130
3,580 4.000%, 2/01/48 2/29 at 100.00 BBB 2,716,790
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Friendship Village of Sunset
Hills, Series 2012:
550 5.000%, 9/01/32 1/23 at 100.00 BB+ 527,010
2,740 5.000%, 9/01/42 1/23 at 100.00 BB+ 2,402,158
2,570 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/23 at 100.00 BB+ 2,572,776
2,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2017,
5.000%, 9/01/48
9/27 at 100.00 BB+ 1,697,600
500 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 N/R 471,960
26,030 Total Long-Term Care 23,219,069

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 16.2%
$ 3,745 Camdenton Reorganized School District R3, Camden County, Missouri,
General Obligation Bonds, Refunding & Improvement Series 2015,
4.000%, 3/01/35
3/23 at 100.00 AA- $ 3,750,880
Central Jackson County Fire Protection District,
Jackson County, Missouri, General Obligation Bonds,
Improvement Series 2021:
2,075 5.000%, 3/01/34 3/30 at 100.00 AA 2,360,437
2,175 5.000%, 3/01/36 3/30 at 100.00 AA 2,433,781
3,665 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018, 4.000%, 3/01/36
3/26 at 100.00 AA 3,718,766
Clay County Reorganized School District R-II Smithville,
Missouri, General Obligation Bonds, Refunding Series
2015:
2,000 4.000%, 3/01/35 3/27 at 100.00 AA+ 2,048,380
1,160 4.000%, 3/01/36 3/27 at 100.00 AA+ 1,182,643
3,000 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35
3/25 at 100.00 Aa1 3,044,190
1,225 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36
3/26 at 100.00 Aa1 1,294,323
Fenton Missouri Fire Protection District, Missouri, General
Obligation Bonds, Series 2019:
1,075 4.000%, 3/01/30 3/27 at 100.00 AA+ 1,117,785
450 4.000%, 3/01/36 3/27 at 100.00 AA+ 458,784
375 4.000%, 3/01/37 3/27 at 100.00 AA+ 381,098
500 4.000%, 3/01/38 3/27 at 100.00 AA+ 505,815
1,505 Fort Osage Reorganized School District R-1, Missouri, General Obligation
Bonds, School Building Series 2021, 5.000%, 3/01/35
9/31 at 100.00 AA+ 1,718,514
Fort Zumwalt School District, Callaway County, Missouri,
General Obligation Bonds, Refunding & Improvement
Series 2015:
1,500 4.000%, 3/01/31 3/24 at 100.00 AA+ 1,518,855
1,000 4.000%, 3/01/32 3/24 at 100.00 AA+ 1,012,040
1,800 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018, 5.000%,
3/01/36
3/27 at 100.00 AA+ 1,923,912
2,000 Hazelwood School District, St Louis County, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33
3/23 at 100.00 AA+ 2,012,280
1,950 Independence School District, Jackson County, Missouri, General
Obligation Bonds, Refunding Series 2017B, 5.500%, 3/01/32
3/27 at 100.00 AA+ 2,166,313
1,000 Jackson County Center School District 58, Missouri, General Obligation
Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/38
3/27 at 100.00 Aa1 1,014,380
1,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2014, 5.000%, 3/01/32
3/24 at 100.00 AA+ 1,028,380
Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, Series 2019A:
1,000 5.000%, 3/01/36 3/29 at 100.00 AA+ 1,104,710
2,000 5.000%, 3/01/39 3/29 at 100.00 AA+ 2,186,580
1,140 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 5.500%,
3/01/37
3/29 at 100.00 AA+ 1,286,467
2,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 AA+ 2,062,520
Kansas City, Missouri, General Obligation Bonds, Refunding
& Improvement Series 2018A:
1,510 4.000%, 2/01/36 2/28 at 100.00 AA 1,538,992
1,000 4.000%, 2/01/37 2/28 at 100.00 AA 1,014,630
2,000 Marion County School District 60 Hannibal, Ralls and Marion County,
Missouri, General Obligation Bonds, Series 2019, 5.000%, 3/01/39
3/24 at 100.00 AA+ 2,047,820
1,585 Marshfield, Missouri, Combined Waterworks and Sewerage System
Revenue Bones, Series 2020B, 5.000%, 2/01/50 - AGM Insured
2/28 at 100.00 AA 1,661,603

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Marshfield, Missouri, General Obligation Bonds, Street
Improvement Series 2018:
$ 570 4.000%, 3/01/31 3/26 at 100.00 A+ $ 585,321
325 5.000%, 3/01/34 3/26 at 100.00 A+ 345,667
685 5.000%, 3/01/35 3/26 at 100.00 A+ 728,121
North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022:
3,300 5.250%, 3/01/38 3/32 at 100.00 AA+ 3,800,445
5,000 5.250%, 3/01/40 3/32 at 100.00 AA+ 5,707,000
500 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program, Refunding &
Improvement  Series 2014, 4.000%, 3/01/32
3/24 at 100.00 AA+ 506,575
1,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, School
Building Series 2014B, 5.000%, 3/01/34
3/24 at 100.00 AA- 1,028,260
2,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, Series
2018, 5.000%, 3/01/37
3/26 at 100.00 AA- 2,123,360
1,500 Ozark Reorganized School District 6, Christian County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2015, 4.000%,
3/01/34
3/23 at 100.00 AA+ 1,503,435
1,000 Ozark Reorganized School District 6, Christian County, Missouri, General
Obligation Bonds, Series 2021B, 4.000%, 3/01/39
3/31 at 100.00 AA+ 1,020,930
2,840 Platte County Reorganized School District R3, Missouri, General
Obligation Bonds, School Building Series 2021, 5.250%, 3/01/35
9/31 at 100.00 AA 3,308,657
2,000 Platte County School District Park Hill, Missouri, General Obligation Bonds,
Missouri Direct Deposit Program, Refunding Series 2017, 4.000%,
3/01/31
3/26 at 100.00 AA+ 2,051,220
1,200 Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates
of Participation, Series 2014, 5.000%, 3/01/33 - AGM Insured
3/24 at 100.00 AA 1,229,880
Saint Charles County Francis Howell School District,
Missouri, General Obligation Bonds, Series 2022:
9,000 5.000%, 3/01/41 3/31 at 100.00 AA 9,896,670
2,000 5.000%, 3/01/42 3/31 at 100.00 AA 2,196,760
1,000 Saint Louis County Pattonville School District R3, Missouri, General
Obligation Bonds, Refunding Series 2018A, 5.000%, 3/01/36
3/26 at 100.00 AA 1,053,430
Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, Series 2013:
1,000 5.000%, 3/01/32 3/23 at 100.00 AA+ 1,006,120
1,000 5.000%, 3/01/33 3/23 at 100.00 AA+ 1,006,120
Valley Park Fire Protection District, Missouri, General
Obligation Bonds, Series 2019:
650 4.000%, 3/01/31 3/27 at 100.00 AA 670,852
705 4.000%, 3/01/33 3/27 at 100.00 AA 725,508
550 4.000%, 3/01/35 3/27 at 100.00 AA 563,057
600 4.000%, 3/01/37 3/27 at 100.00 AA 607,620
Washington School District, Franklin County, Missouri,
General Obligation Bonds, Missouri Direct Deposit
Program, Series 2019:
1,500 4.000%, 3/01/34 3/27 at 100.00 AA+ 1,542,285
905 4.000%, 3/01/35 3/27 at 100.00 AA+ 926,892
1,135 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/39 - AGM
Insured
9/32 at 100.00 AA 1,365,212
87,400 Total Tax Obligation/General 93,094,275
Tax Obligation/Limited - 18.1%
240 Arnold Retail Corridor Transportation Development District, Missouri,
Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28
11/24 at 100.00 N/R 218,580
Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019:
2,680 4.000%, 10/01/36 10/29 at 100.00 AA 2,727,436
11,020 4.000%, 10/01/48 10/29 at 100.00 AA 10,499,966

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,125 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
4.750%, 6/01/30
6/24 at 100.00 N/R $ 1,925,824
1,000 Cape Girardeau County Reorganized School District R2, Missouri,
Certificates of Participation, Series 2020A, 4.000%, 4/01/35 - BAM
Insured
4/28 at 100.00 AA 1,014,550
Clay County School District R-11 Smithville, Missouri,
Certificates of Participation, Series 2018:
340 4.000%, 4/01/38 4/28 at 100.00 A+ 346,854
2,515 5.000%, 4/01/43 4/28 at 100.00 A+ 2,690,195
900 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library
Project, Series 2018, 4.000%, 3/01/35
3/26 at 100.00 Aa3 916,596
2,140 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 N/R 1,982,132
1,105 Franklin County, Missouri, Certificates of Participation, Series 2019A,
3.000%, 11/01/30
11/26 at 100.00 A+ 1,066,237
1,630 Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28 (4)
1/23 at 100.00 N/R 1,075,621
750 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 4.000%, 9/01/33
9/28 at 100.00 Aa2 777,735
1,000 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33
1/23 at 100.00 N/R 857,980
Howard Bend Levee District, Missouri, Levee District
Improvement Bonds, Series 2005:
1,470 5.750%, 3/01/23 - SYNCORA GTY Insured No Opt. Call BB+ 1,473,337
1,560 5.750%, 3/01/24 - SYNCORA GTY Insured No Opt. Call BB+ 1,575,943
1,745 5.500%, 3/01/26 - SYNCORA GTY Insured No Opt. Call BB+ 1,765,399
Howard Bend Levee District, St. Louis County, Missouri,
Levee District Improvement Bonds, Series 2013B:
1,000 4.875%, 3/01/33 3/23 at 100.00 BB+ 938,020
1,300 5.000%, 3/01/38 3/23 at 100.00 BB+ 1,203,085
Jennings, Saint Louis County, Missouri, Certificates of
Participation, Series 2021:
380 4.000%, 3/01/40 3/28 at 100.00 A- 374,566
1,555 4.000%, 3/01/43 3/28 at 100.00 A- 1,514,990
925 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
1/23 at 100.00 AA- 927,053
835 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call N/R 805,291
2,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/27 -
AMBAC Insured
No Opt. Call AA- 1,747,920
1,750 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C, 5.000%, 9/01/33
9/23 at 100.00 AA- 1,771,647
Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B:
360 4.000%, 10/01/30 10/27 at 100.00 AA- 374,209
2,500 5.000%, 9/01/31 9/27 at 100.00 AA- 2,716,725
235 3.625%, 10/01/32 10/27 at 100.00 AA- 235,393
1,585 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/39
4/31 at 100.00 AA- 1,699,453
187 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
1/23 at 100.00 N/R 142,232
231 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
1/23 at 100.00 N/R 207,537
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
1,450 5.000%, 2/01/40, 144A 2/28 at 100.00 N/R 1,108,873
100 5.000%, 2/01/50, 144A 2/28 at 100.00 N/R 70,029

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
$ 1,195 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R $ 1,092,349
1,285 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R 1,158,299
1,360 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%,
11/01/31
11/29 at 100.00 N/R 1,197,194
1,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects,
Series 2022, 5.750%, 5/01/52
5/32 at 100.00 AA- 1,112,420
1,000 Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee
District Bonds, Refunding Series 2015, 5.000%, 3/01/40
3/24 at 100.00 A 1,025,400
Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021:
200 3.000%, 5/01/24 No Opt. Call N/R 195,502
225 3.000%, 5/01/25 No Opt. Call N/R 216,178
275 3.000%, 5/01/26 No Opt. Call N/R 259,740
625 3.000%, 5/01/30 5/29 at 100.00 N/R 551,900
660 Poplar Bluff Regional Transportation Development District, Missouri,
Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42
1/23 at 100.00 BBB 642,602
575 Poplar Bluff, Missouri, Certificates of Participation, Series 2021, 4.000%,
10/01/35
10/29 at 100.00 BBB+ 560,044
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,000 4.500%, 7/01/34 7/25 at 100.00 N/R 2,832,120
1,000 4.550%, 7/01/40 7/28 at 100.00 N/R 931,330
1,350 0.000%, 7/01/46 7/28 at 41.38 N/R 340,227
2,140 0.000%, 7/01/51 7/28 at 30.01 N/R 402,662
1,377 4.750%, 7/01/53 7/28 at 100.00 N/R 1,258,165
1,661 5.000%, 7/01/58 7/28 at 100.00 N/R 1,575,850
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R 1,811,840
18 4.536%, 7/01/53 7/28 at 100.00 N/R 15,705
Pulaski County, Missouri, Certificates of Participation, Series
2019:
880 4.000%, 12/01/32 12/27 at 100.00 A- 910,747
915 4.000%, 12/01/33 12/27 at 100.00 A- 937,701
Republic, Missouri, Special Obligation Bonds, Series 2022:
1,000 4.000%, 5/01/37 5/30 at 100.00 A+ 1,017,600
1,380 4.000%, 5/01/39 5/30 at 100.00 A+ 1,392,600
685 4.000%, 5/01/40 5/30 at 100.00 A+ 688,281
1,000 4.000%, 5/01/41 5/30 at 100.00 A+ 1,002,260
490 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 N/R 385,782
1,075 Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%,
4/01/29
4/26 at 100.00 Aa3 1,106,422
250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement
District Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 N/R 212,970
545 Saint Louis County Industrial Development Authority, Missouri,
Transporation Development Revenue Bonds, University Place
Transportation Development District Project, Refunding Series 2015,
4.000%, 3/01/32, 144A
1/23 at 100.00 N/R 476,930
2,100 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Redevelopment Revenue Bonds, National Geospatial-
Intelligence Agency Offsite Improvements, Series 2022C, 5.125%,
6/01/46
6/30 at 100.00 Baa1 2,154,768

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Expansion
& Improvement Projects Series 2020:
$ 2,450 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 AA $ 2,534,795
2,500 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 2,579,950
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Series
2009A:
1,000 0.000%, 7/15/26 - AGC Insured No Opt. Call AA 878,450
1,000 0.000%, 7/15/27 - AGC Insured No Opt. Call AA 845,010
1,000 0.000%, 7/15/28 - AGC Insured No Opt. Call AA 812,820
1,000 0.000%, 7/15/29 - AGC Insured No Opt. Call AA 781,130
Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017:
505 4.000%, 4/01/29 4/25 at 100.00 A 513,777
345 4.000%, 4/01/30 4/25 at 100.00 A 351,483
565 4.000%, 4/01/32 4/25 at 100.00 A 576,763
585 4.000%, 4/01/33 4/25 at 100.00 A 595,764
2,145 Sedalia, Missouri, Certificates of Participation, Refunding & Improvement
Series 2020, 4.000%, 9/15/39 - BAM Insured
9/27 at 100.00 AA 2,148,153
2,600 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A,
4.000%, 7/01/36
7/27 at 100.00 Aa2 2,619,656
1,630 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B,
5.000%, 7/01/26, (AMT)
No Opt. Call Aa2 1,727,833
4,300 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 Aa2 4,353,707
The Industrial Development Authority of the City of Saint
Louis, Missouri, Development Financing Revenue Bonds,
Ballpark Village Development Project, Series 2017A:
175 3.875%, 11/15/29 11/26 at 100.00 N/R 150,960
3,350 4.375%, 11/15/35 11/26 at 100.00 N/R 2,685,293
1,525 4.750%, 11/15/47 11/26 at 100.00 N/R 1,136,796
115 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.375%, 4/01/37
4/28 at 100.00 N/R 100,953
1,285 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB 1,220,840
1,445 Warrenton Tax Increment and Improvement District, Missouri, Revenue
Bonds, Warrenton West Development - Redevelopment Project Area 1,
Series 2022, 3.625%, 3/01/40
3/29 at 100.00 N/R 1,119,745
395 Washington Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Phoenix Center II Community Improvement District
Project, Refunding Series 2021, 2.500%, 11/01/29
11/26 at 100.00 N/R 357,811
Wentzville School District R-04, Saint Charles County,
Missouri, Certificates of Participation, Series 2015:
1,700 3.375%, 4/01/29 4/24 at 100.00 A1 1,696,447
600 3.500%, 4/01/32 4/24 at 100.00 A1 594,510
112,094 Total Tax Obligation/Limited 104,599,642
Transportation - 5.7%
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019A:
320 5.000%, 3/01/36, (AMT) 3/29 at 100.00 A2 334,989
7,000 5.000%, 3/01/44, (AMT) 3/29 at 100.00 A2 7,142,450
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019B:
13,940 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A2 14,149,518
7,000 5.000%, 3/01/54, (AMT) 3/29 at 100.00 A2 7,030,940

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St.
Louis International Airport, Series 2017D:
$ 2,835 5.000%, 7/01/34 - AGM Insured, (AMT) 7/27 at 100.00 AA $ 2,951,405
1,000 5.000%, 7/01/37 - AGM Insured, (AMT) 7/27 at 100.00 AA 1,031,190
32,095 Total Transportation 32,640,492
U.S. Guaranteed - 2.7% (5)
Great Rivers Greenway Metropolitan Park & Recreation
District, Missouri, Sales Tax Appropriation Bonds, Gateway
Arch Project, Series 2014:
3,500 5.000%, 12/30/29, (Pre-refunded 12/30/23) 12/23 at 100.00 A+ 3,589,110
4,090 5.000%, 12/30/31, (Pre-refunded 12/30/23) 12/23 at 100.00 A+ 4,194,131
665 Guam A.B. Won Pat  International Airport Authority, Revenue Bonds, Series
2013B, 5.500%, 10/01/33, (Pre-refunded 10/01/23) - AGM Insured
10/23 at 100.00 AA 680,874
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2014A:
10 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 AA- 10,327
2,000 5.000%, 6/01/31, (Pre-refunded 6/01/24) 6/24 at 100.00 AA- 2,065,320
1,165 4.000%, 6/01/32, (Pre-refunded 6/01/24) 6/24 at 100.00 AA- 1,185,737
3,620 Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T.
Still University of Health Sciences, Series 2014, 5.000%, 10/01/39, (Pre-
refunded 10/01/23)
10/23 at 100.00 A 3,693,160
15,050 Total U.S. Guaranteed 15,418,659
Utilities - 18.3%
Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017:
670 3.500%, 1/01/32 1/25 at 100.00 A- 647,207
720 4.000%, 1/01/42 1/25 at 100.00 A- 679,557
1,430 5.000%, 1/01/47 1/25 at 100.00 A- 1,453,981
3,000 Carroll County Public Water Supply District 1, Missouri, Water System
Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 - BAM
Insured
3/23 at 100.00 AA 3,010,620
1,670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 1,678,183
145 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 145,677
Kansas City, Missouri, Sanitary Sewer System Revenue
Bonds, Improvement Series 2018A:
500 4.000%, 1/01/35 1/28 at 100.00 AA 511,770
1,865 4.000%, 1/01/37 1/28 at 100.00 AA 1,893,441
1,000 4.000%, 1/01/38 1/28 at 100.00 AA 1,011,750
1,200 Lincoln County Public Water Supply District 1, Missouri, Certificates of
Participation, Series 2016, 4.000%, 7/01/31
1/23 at 100.00 A+ 1,200,864
1,250 Lincoln County Public Water Supply District 1, Missouri, Certificates of
Participation, Series 2019, 4.000%, 7/01/38
7/26 at 100.00 A+ 1,254,387
8,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%,
5/01/47
5/27 at 100.00 AAA 8,426,880
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Refunding
Improvement Series 2022B:
5,875 5.000%, 5/01/47 5/32 at 100.00 AAA 6,492,874
3,915 5.250%, 5/01/52 5/32 at 100.00 AAA 4,365,342
2,695 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2019B, 5.000%, 5/01/44
5/29 at 100.00 AAA 2,906,099
4,365 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2020B, 5.000%, 5/01/47
5/30 at 100.00 AAA 4,727,426
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Series 2022A:
1,785 5.000%, 5/01/38 5/32 at 100.00 AAA 2,024,101
5,055 5.000%, 5/01/39 5/32 at 100.00 AAA 5,700,675

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 2,500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 AA $ 2,745,700
5,100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A 4,759,779
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 A 933,290
1,845 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 A 1,689,430
1,125 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Jefferson County Water Authority Project,
Series 2021A, 4.000%, 7/01/41
7/29 at 100.00 A 1,099,215
2,000 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015,
5.000%, 1/01/40
1/25 at 100.00 Aa3 2,079,200
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series
2014A:
3,300 5.000%, 1/01/31 1/24 at 100.00 A2 3,362,106
1,755 5.000%, 1/01/32 1/24 at 100.00 A2 1,786,906
2,500 5.000%, 1/01/33 1/24 at 100.00 A2 2,544,125
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series
2015A:
1,125 5.000%, 12/01/35 6/25 at 100.00 A2 1,164,442
2,245 5.000%, 12/01/37 6/25 at 100.00 A2 2,318,816
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds, Pairie State Power Project,
Refunding Series 2016A:
570 4.000%, 12/01/33 - BAM Insured 6/26 at 100.00 AA 583,042
1,415 5.000%, 12/01/34 6/26 at 100.00 A2 1,474,883
245 4.000%, 12/01/35 - BAM Insured 6/26 at 100.00 AA 249,547
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding
Series 2014A:
2,885 5.000%, 1/01/32 1/25 at 100.00 A 2,965,722
1,450 5.000%, 1/01/34 1/25 at 100.00 A 1,489,107
2,500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A 2,533,075
1,000 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022, 5.250%,
12/01/42 (WI/DD, Settling 12/01/22)
12/32 at 100.00 A2 1,082,510
1,500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Refunding Series 2017, 4.000%,
12/01/32
12/27 at 100.00 A2 1,555,215
Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series
2018:
1,330 5.000%, 12/01/37 6/27 at 100.00 A2 1,386,871
1,140 5.000%, 12/01/38 6/27 at 100.00 A2 1,186,478
1,500 5.000%, 12/01/43 6/27 at 100.00 A2 1,546,665
2,070 North Central Missouri Regional Water Commission, Waterworks System
Revenue Bonds, Series 2006, 5.000%, 1/01/37
1/23 at 100.00 N/R 2,070,104
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Missouri Project
Series 2019:
250 4.000%, 12/01/39 12/25 at 100.00 AA+ 250,542
2,295 4.000%, 12/01/41 12/25 at 100.00 AA+ 2,294,105

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 2,000 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Missouri Project, Series 2022, 5.000%, 12/01/44
12/30 at 100.00 AA+ $ 2,128,700
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Refudning Series
2016C:
285 4.000%, 12/01/31 12/25 at 100.00 AA+ 292,484
1,465 5.000%, 12/01/32 12/25 at 100.00 AA+ 1,536,653
4,240 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 AA+ 4,249,201
2,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015,
4.000%, 8/01/31
8/25 at 100.00 AA+ 2,053,800
2,500 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 N/R 2,173,850
102,275 Total Utilities 105,716,397
$ 580,289 Total Long-Term Investments (cost $595,289,524) 576,407,369
Other Assets Less Liabilities - 0.0% 2,235
Net Assets - 100% $ 576,409,604
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.6%
X 562,609,058 MUNICIPAL BONDS - 93.0%
X 562,609,058
Consumer Discretionary - 0.7%
Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention
Center Hotel Expansion Project, Series 2019:
$ 1,350 5.000%, 12/01/44 12/29 at 100.00 BBB- $ 1,341,103
3,160 5.000%, 12/01/51 12/29 at 100.00 BBB- 3,061,503
4,510 Total Consumer Discretionary 4,402,606
Consumer Staples - 3.1%
20,690 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 2,426,523
1,460 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 1,272,084
16,110 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 14,782,858
38,260 Total Consumer Staples 18,481,465
Education and Civic Organizations - 12.4%
705 Allen County Port Authority Economic Development, Ohio, Revenue
Bonds,  University of Northwestern, Refunding Series 2021A, 4.000%,
12/01/31
6/31 at 100.00 BBB- 691,626
2,065 Bowling Green State University, Ohio, General Receipts Bonds, Series
2016A, 5.000%, 6/01/34
12/25 at 100.00 A+ 2,158,772
Hamilton County, Ohio, Economic Development Revenue
Bonds, King Highland Community Urban Redevelopment
Corporation - University of Cincinnati, Lessee Project,
Refunding Series 2015:
1,320 5.000%, 6/01/32 - BAM Insured 6/25 at 100.00 AA 1,379,783
2,680 5.000%, 6/01/35 - BAM Insured 6/25 at 100.00 AA 2,796,124
Lake County Community College District, Ohio, General
Receipts Revenue Bonds, Lakeland Community College,
Refunding Series 2019:
2,770 5.000%, 10/01/32 10/29 at 100.00 Aa2 3,113,674
2,055 4.000%, 10/01/34 10/29 at 100.00 Aa2 2,154,647
2,465 Miami University of Ohio, General Receipts Bonds, Refunding Series 2014,
5.000%, 9/01/30
9/24 at 100.00 AA 2,546,986
880 Miami University of Ohio, General Receipts Bonds, Refunding Series 2017,
5.000%, 9/01/35
9/26 at 100.00 AA 931,436
3,695 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/41
9/26 at 100.00 AA 3,900,294
2,420 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2020A, 4.000%, 9/01/40
9/30 at 100.00 AA 2,367,873
Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2021A:
530 5.000%, 9/01/30 No Opt. Call AA 604,380
685 5.000%, 9/01/36 9/31 at 100.00 AA 764,720
Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A:
100 5.000%, 12/01/26 No Opt. Call Baa1 105,344
125 5.000%, 12/01/28 No Opt. Call Baa1 133,819
150 5.000%, 12/01/30 No Opt. Call Baa1 162,297

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B:
$ 700 4.000%, 12/01/35 - BAM Insured 12/30 at 100.00 AA $ 682,192
740 4.000%, 12/01/37 - BAM Insured 12/30 at 100.00 AA 707,536
570 4.000%, 12/01/38 - BAM Insured 12/30 at 100.00 AA 538,969
600 4.000%, 12/01/39 - BAM Insured 12/30 at 100.00 AA 561,738
610 4.000%, 12/01/40 - BAM Insured 12/30 at 100.00 AA 566,220
1,260 4.000%, 12/01/41 - BAM Insured 12/30 at 100.00 AA 1,164,530
1,330 Northeast Ohio Medical University, General Receipts Bonds, Series 2022,
5.000%, 12/01/41 - BAM Insured
12/32 at 100.00 AA 1,394,784
Ohio Higher Education Facilities Commission, Revenue
Bonds, Denison University Project, Series 2017A:
2,100 5.000%, 11/01/42 5/27 at 100.00 AA 2,216,361
1,500 5.250%, 11/01/46 5/27 at 100.00 AA 1,590,825
Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll
University 2022 Project, Series 2022:
3,750 4.000%, 10/01/42 10/31 at 100.00 Baa1 3,360,263
3,750 4.000%, 10/01/47 10/31 at 100.00 Baa1 3,249,450
3,410 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Refunding Series 2021A, 4.000%,
12/01/44
12/31 at 100.00 AA- 3,297,777
3,895 Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2016, 5.000%, 7/01/42
7/26 at 100.00 A 4,018,433
1,000 Ohio Higher Educational Facility Commission, Revenue Bonds, Otterbein
University 2022 Project, Series 2022A, 4.000%, 12/01/46
12/31 at 100.00 Baa1 880,500
Ohio Higher Educational Facility Commission, Revenue
Bonds, University of Dayton Project, Series 2020:
1,000 5.000%, 2/01/35 2/30 at 100.00 A+ 1,080,020
900 4.000%, 2/01/36 2/30 at 100.00 A+ 900,198
485 4.000%, 2/01/39 2/30 at 100.00 A+ 470,212
Ohio State University, General Receipts Bonds, Series
2014A:
4,820 5.000%, 12/01/34 12/24 at 100.00 Aa1 4,982,916
5,000 5.000%, 12/01/39 12/24 at 100.00 Aa1 5,149,450
Shawnee State University, Ohio, General Receipts Bonds,
Series 2016:
1,120 5.000%, 6/01/28 - BAM Insured 6/26 at 100.00 AA 1,189,294
1,180 5.000%, 6/01/29 - BAM Insured 6/26 at 100.00 AA 1,251,001
1,000 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R 1,000,510
University of Akron, Ohio, General Receipts Bonds, Series
2021A:
3,230 5.000%, 1/01/31 - BAM Insured No Opt. Call AA 3,579,098
1,780 5.000%, 1/01/33 - BAM Insured No Opt. Call AA 1,998,549
3,000 University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C,
5.000%, 6/01/46
6/26 at 100.00 AA- 3,111,000
1,000 Wright State University, Ohio, General Reciepts Bonds, Refunding Series
2021A, 5.000%, 5/01/31 - BAM Insured
No Opt. Call AA 1,099,300
1,025 Youngstown State University, Ohio, General Receipts Bonds, Series 2021,
4.000%, 12/15/30 - AGM Insured
No Opt. Call AA 1,094,567
73,400 Total Education and Civic Organizations 74,947,468

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 8.6%
$ 2,500 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 5.000%, 8/01/42
2/28 at 100.00 AA- $ 2,615,550
3,710 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017,
5.000%, 12/01/37
12/27 at 100.00 A- 3,820,150
Cleveland Clinic Health System Obligated Group, Ohio,
Martin County Health Facilities Authority, Hospital
Revenue Bonds, Series 2019B:
5,000 4.000%, 1/01/43 1/29 at 100.00 AA 4,943,400
6,500 4.000%, 1/01/46 1/29 at 100.00 AA 6,254,950
Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013:
1,600 5.000%, 6/15/43 6/23 at 100.00 Ba2 1,557,328
495 5.250%, 6/15/43 6/23 at 100.00 Ba2 483,268
Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH:
1,000 4.000%, 12/01/46 6/27 at 100.00 AA- 955,660
2,255 5.000%, 12/01/46 6/27 at 100.00 AA- 2,289,614
Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Series
2019CC:
600 5.000%, 11/15/41 No Opt. Call AA 674,682
3,000 5.000%, 11/15/49 No Opt. Call AA 3,312,540
2,230 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/39
8/28 at 100.00 A+ 2,308,451
5,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/44
2/23 at 100.00 BB+ 4,736,850
Ohio State, Hospital Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Refunding Series 2017A:
1,155 5.000%, 1/01/30 1/28 at 100.00 AA 1,270,939
2,755 5.000%, 1/01/33 1/28 at 100.00 AA 3,016,752
1,425 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Refunding Series 2021B, 5.000%, 1/01/34
1/32 at 100.00 AA 1,631,255
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Fixed Interest Rate Series 2020A:
2,280 4.000%, 1/15/50 1/30 at 100.00 A 1,994,316
2,725 5.000%, 1/15/50 1/30 at 100.00 A 2,779,664
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Series 2013A:
1,475 5.000%, 1/15/28 1/23 at 100.00 A 1,477,345
4,390 5.000%, 1/15/29 1/23 at 100.00 A 4,396,454
1,630 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio
Medical Center, Refunding Series 2016, 5.000%, 2/15/32
2/26 at 100.00 A3 1,687,669
51,725 Total Health Care 52,206,837
Housing/Multifamily - 0.8%
5,000 Columbus Metropolitan Housing Authority, Ohio, General Revenue
Bonds, Series 2021, 4.000%, 8/01/36
8/31 at 100.00 A+ 4,936,350
Tax Obligation/General - 18.3%
3,150 Apollo Career Center Joint Vocational School District, Allen, Auglaize,
Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General
Obligation Bonds, Various Purpose School Improvement Series 2017,
5.000%, 12/01/41
12/27 at 100.00 Aa2 3,373,555
1,180 Canal Winchester Local School District, Franklin and Fairfield Counties,
Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 -
NPFG Insured
No Opt. Call Aa3 789,739
380 Cincinnati City School District, Hamilton County, Ohio, General Obligation
Bonds, Refunding Classroom Facilities Construction & Improvement
Series 2006, 5.250%, 12/01/27 - FGIC Insured
No Opt. Call Aa2 425,733

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,000 Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, Refunding Series 2006, 0.000%, 12/01/28 - AGM Insured
No Opt. Call AA $ 820,880
3,110 Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, Refunding Various Purpose Series 2016B, 5.000%, 12/01/33
6/26 at 100.00 AA 3,314,109
5,530 Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose
Series 2017-1, 5.000%, 4/01/29
10/27 at 100.00 AAA 6,109,931
5,000 Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%,
7/01/25
No Opt. Call AAA 5,301,000
5,000 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/29
10/28 at 100.00 AAA 5,621,300
Columbus, Ohio, General Obligation Bonds, Various
Purpose Series 2021A:
5,175 5.000%, 4/01/36 10/30 at 100.00 AAA 5,813,698
2,000 5.000%, 4/01/38 10/30 at 100.00 AAA 2,221,140
1,325 5.000%, 4/01/41 10/30 at 100.00 AAA 1,453,128
490 Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital
Improvement Series 2020A, 4.000%, 12/01/33
6/30 at 100.00 AA 515,882
530 Dayton Metro Library, Ohio, General Obligation Bonds, Taxable Refunding
Library Improvement Series 2019, 4.000%, 12/01/30
12/29 at 100.00 Aa1 561,461
850 Dayton, Ohio, General Obligation Bonds, Limited Tax Refunding &
Improvement Series 2020, 4.000%, 12/01/31
12/28 at 100.00 AA 893,614
5,000 Dublin City School District, Franklin, Delaware and Union Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2019A, 4.000%, 12/01/44
12/28 at 100.00 AAA 4,985,500
Dublin, Ohio, General Obligation Bonds, Limited Tax Various
Purpose Series 2015:
1,000 5.000%, 12/01/23 No Opt. Call Aaa 1,024,200
450 5.000%, 12/01/24 No Opt. Call Aaa 471,348
2,500 Fairborn City School District, Greene County, Ohio, General Obligation
Bonds, School Facilities Construction & Improvement Series 2021A,
4.000%, 12/01/50
12/30 at 100.00 Aa3 2,395,950
4,225 Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015,
5.000%, 12/01/31
12/25 at 100.00 AAA 4,479,979
2,000 Gahanna-Jefferson City School District, Franklin County, Ohio, General
Obligation Bonds, Construction & Improvement Series 2018, 5.000%,
12/01/48
6/28 at 100.00 Aa3 2,142,020
Graham Local School District, Champaign and Shelby
Counties, Ohio, General Obligation Bonds, School
Improvement Series 2013:
500 0.000%, 12/01/29 No Opt. Call Aa2 391,905
850 0.000%, 12/01/30 No Opt. Call Aa2 640,432
Grandview Heights City School District, Franklin County,
Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019:
1,980 4.000%, 12/01/51 6/29 at 100.00 AA+ 1,910,898
1,150 5.000%, 12/01/53 6/29 at 100.00 AA+ 1,240,769
2,595 Hilliard City School District, Franklin County, Ohio, General Obligation
Bonds, School Improvement Series 2017, 4.000%, 12/01/46
12/26 at 100.00 AA+ 2,544,735
1,095 Kenston Local School District, Geauga County, Ohio, General Obligation
Bonds, School improvement Series 2012, 0.000%, 12/01/27
No Opt. Call Aa1 931,057
1,560 Kettering City School District, Montgomery County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM
Insured
No Opt. Call AA 1,749,431
1,000 Little Miami Local School District, Warren and Clermont Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 5.000%,
11/01/43
11/25 at 100.00 AA 1,040,290
1,000 Mason City School District, Warren and Butler Counties, Ohio, General
Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22
No Opt. Call Aa1 1,000,000
1,000 Maumee City School District, Lucas County, Ohio, General Obligation
Bonds, Capital Appreciation Refunding Series 2012, 0.000%, 12/01/23
No Opt. Call AA- 971,430
500 Medina County, Ohio, General Obligation Bonds, Courthouse Facility
Improvement Limited Tax Series 2021, 4.000%, 12/01/46
6/26 at 100.00 AA+ 490,315

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,000 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/28 - AGM Insured
No Opt. Call A1 $ 1,118,090
3,805 Oakwood City School District, Montgomery County, Ohio, General
Obligation Bonds, Series 2019, 4.000%, 12/01/48
12/28 at 100.00 Aa2 3,669,466
Ohio State, General Obligation Bonds, Common Schools
Series 2017B:
4,500 5.000%, 9/15/27 No Opt. Call AAA 4,970,025
5,000 5.000%, 9/01/30 No Opt. Call AAA 5,761,500
6,500 Ohio State, General Obligation Bonds, Common Schools Series 2019A,
5.000%, 6/15/37
6/29 at 100.00 AAA 7,171,840
2,000 Ohio State, General Obligation Bonds, Highway Capital Improvement,
Series 2014R, 5.000%, 5/01/29
5/24 at 100.00 AAA 2,064,620
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2018V:
2,500 5.000%, 5/01/33 5/28 at 100.00 AAA 2,765,975
1,250 5.000%, 5/01/34 5/28 at 100.00 AAA 1,377,275
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W:
1,035 5.000%, 5/01/32 5/30 at 100.00 AAA 1,181,835
2,315 5.000%, 5/01/35 5/30 at 100.00 AAA 2,600,278
Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2020B:
350 5.000%, 8/01/32 8/28 at 100.00 AAA 389,634
270 5.000%, 8/01/36 8/28 at 100.00 AAA 295,385
Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, School
Facilities Construction & Improvement Series 2016:
1,000 5.000%, 12/01/38 6/26 at 100.00 AAA 1,057,790
1,875 5.000%, 12/01/41 6/26 at 100.00 AAA 1,970,681
50 Princeton City School District, Hamilton County, Ohio, Certificates of
Participation, Series 2013, 5.000%, 12/01/33
1/23 at 100.00 AA- 50,081
2,380 Southwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 4.000%,
1/15/55
1/28 at 100.00 Aa2 2,261,690
4,000 South-Western City School District, Franklin and Pickaway Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2019A, 4.000%, 12/01/48
12/29 at 100.00 AA 3,857,520
1,200 Toledo, Ohio, General Obligation Bonds, Limited Tax Capital
Improvement Series 2020, 4.000%, 12/01/35
12/30 at 100.00 A2 1,237,560
1,575 Wadsworth City School District, Medina County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 4.000%, 12/01/56
12/26 at 100.00 Aa2 1,494,691
105,730 Total Tax Obligation/General 110,921,365
Tax Obligation/Limited - 18.5%
Blue Ash, Ohio, Tax Increment Financing Revenue Bonds,
Duke Realty Ohio, Series 2006:
715 5.000%, 12/01/25 1/23 at 100.00 N/R 717,259
1,165 5.000%, 12/01/30 1/23 at 100.00 N/R 1,166,514
1,890 5.000%, 12/01/35 1/23 at 100.00 N/R 1,890,076
2,465 Certificates of Participation (Hillsdale Local School District, Ashland and
Wayne Counties, Ohio, School Facilities Project), Series 2020, 4.000%,
12/01/38 - BAM Insured
6/30 at 100.00 AA 2,451,788
5,500 Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes,
Series 2019A, 4.000%, 12/01/45
12/29 at 100.00 Aa3 5,298,700
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2017B-2:
1,250 5.000%, 10/01/31 4/28 at 100.00 AA 1,373,000
1,000 5.000%, 10/01/32 4/28 at 100.00 AA 1,096,340
500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 N/R 480,745

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,145 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call N/R $ 1,139,802
4,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark Improvement
Project, Series 2022A, 4.000%, 1/01/36
1/31 at 100.00 AAA 4,099,560
Cuyahoga County, Ohio, Sales Tax Revenue Bonds,
Refunding Various Purpose Series 2014:
1,000 5.000%, 12/01/28 12/24 at 100.00 AAA 1,044,250
2,940 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 Aa1 3,066,685
495 Fairborn City School District, Greene, Clark and Montgomery Counties,
Ohio, Certificates of Participation, School Facilities Project, Series 2021,
4.000%, 12/01/37 - BAM Insured
12/28 at 100.00 AA 500,480
3,560 Franklin County Convention Facilities Authority, Ohio, Lease Appropriation
Bonds, Greater Columbus Convention Center Hotel Expansion Project,
Series 2019, 5.000%, 12/01/46
12/29 at 100.00 AA 3,825,291
Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 AAA 1,088,350
17,000 5.000%, 6/01/43 6/28 at 100.00 AAA 18,236,240
2,695 5.000%, 6/01/48 6/28 at 100.00 AAA 2,872,520
Great Oaks Career Campuses Board of Education, Brown,
Butler, Clermont, Clinton, Fayette, Greene, Hamilton,
Highland, Madison, Pickaway, Ross and Warren, Ohio,
Certificates of Participation, School Improvement Project,
Series 2021:
1,220 4.000%, 12/01/37 12/29 at 100.00 Aa1 1,255,063
1,425 4.000%, 12/01/41 12/29 at 100.00 Aa1 1,416,991
1,675 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25
No Opt. Call AAA 1,786,521
2,180 Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%,
12/01/30
12/26 at 100.00 AA- 2,333,407
Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B:
500 0.000%, 12/01/26 - AMBAC Insured No Opt. Call Aa3 438,095
1,750 0.000%, 12/01/28 - AGM Insured No Opt. Call AA 1,426,407
3,300 0.000%, 12/01/28 - AMBAC Insured No Opt. Call Aa3 2,681,877
Mayfield City School District, Ohio, Certificates of
Participation, Middle School Project, Series 2009B:
435 0.000%, 9/01/27 No Opt. Call Aa2 371,877
855 0.000%, 9/01/28 No Opt. Call Aa2 704,623
1,100 New Albany Community Authority, Ohio, Community Facilities Revenue
Refunding Bonds, Series 2012C, 5.000%, 10/01/23
1/23 at 100.00 Aa3 1,102,255
1,045 Norwood, Hamilton County, Ohio, Special Obligation Development
Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46
6/27 at 100.00 N/R 922,150
Ohio State, Capital Facilities Lease Appropriation Bonds,
Juvenile Correctional Building Fund Projects, Series
2019A:
2,465 5.000%, 4/01/38 4/29 at 100.00 AA+ 2,683,374
2,485 5.000%, 4/01/39 4/29 at 100.00 AA+ 2,700,400
1,250 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36
10/27 at 100.00 AA+ 1,348,712
2,245 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2019B, 5.000%, 10/01/31
No Opt. Call AA+ 2,612,057
1,200 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31
12/27 at 100.00 AA+ 1,318,680
Ohio State, Capital Facilities Lease-Appropriation Bonds,
Parks & Recreation Improvement Fund Projects, Series
2022A:
1,325 5.000%, 12/01/28 No Opt. Call AA+ 1,486,584
1,750 5.000%, 12/01/30 No Opt. Call AA+ 2,017,172
1,660 Ohio State, Certificates of Participation, Ohio Attorney General Claims
Fund Project, Series 2021, 4.000%, 9/01/35
9/31 at 100.00 AA 1,732,359

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,250 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2019-1, 5.000%, 12/15/31
No Opt. Call AA $ 1,457,613
945 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/32
No Opt. Call AA 1,117,831
1,360 Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas
County Port Authority Seaport and Docks Project, State Transportation
Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39, (AMT)
5/27 at 100.00 AA+ 1,453,378
2,095 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018,
5.000%, 12/01/44
12/28 at 100.00 AA 2,294,507
2,000 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 - AGM
Insured
12/25 at 100.00 AA 2,055,340
800 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50,
144A
12/28 at 100.00 N/R 610,360
490 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R 442,490
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R 770,890
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
8,320 4.500%, 7/01/34 7/25 at 100.00 N/R 7,854,413
1,257 4.550%, 7/01/40 7/28 at 100.00 N/R 1,170,682
500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 465,665
230 Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds,
Series 2007A, 5.750%, 12/01/27
1/23 at 100.00 N/R 229,979
Riversouth Authority, Ohio, Riversouth Area Redevelopment
Bonds, Payable from City of Columbus, Ohio Annual
Rental Appropriations, Refunding Series 2012A:
1,400 5.000%, 12/01/23 1/23 at 100.00 AA+ 1,402,758
800 5.000%, 12/01/24 1/23 at 100.00 AA+ 801,528
Riversouth Authority, Ohio, Scioto Peninsula Area
Redevelopment Bonds, Payable from City of Columbus,
Ohio Annual Rental Appropriations, Series 2016:
1,000 5.000%, 12/01/28 12/25 at 100.00 AA+ 1,064,200
1,000 5.000%, 12/01/29 12/25 at 100.00 AA+ 1,062,130
2,955 Shaker Heights Public Library, Ohio, Certificates of Participation, Series
2019, 4.000%, 12/01/44
12/24 at 100.00 Aa2 2,907,661
Triway Local School District, Ohio, Certificates of
Participation, Series 2021:
2,395 4.000%, 12/01/41 - BAM Insured 12/28 at 100.00 AA 2,346,046
1,460 4.000%, 12/01/42 - BAM Insured 12/28 at 100.00 AA 1,420,624
109,442 Total Tax Obligation/Limited 111,614,299
Transportation - 4.3%
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 744,450
Ohio State, Private Activity Bonds, Portsmouth Gateway
Group, LLC - Borrower, Portsmouth Bypass Project, Series
2015:
3,500 5.000%, 12/31/35 - AGM Insured, (AMT) 6/25 at 100.00 AA 3,571,645
5,245 5.000%, 12/31/39 - AGM Insured, (AMT) 6/25 at 100.00 AA 5,315,230
7,725 5.000%, 6/30/53, (AMT) 6/25 at 100.00 A3 7,694,023
7,525 Ohio State, Revenue Bonds, Ohio Turnpike Commission, Refunding Series
1998A, 5.500%, 2/15/24 - FGIC Insured
No Opt. Call Aa2 7,680,467
1,000 Ohio Turnpike Commission, Turnpike Revenue Bonds, Refunding Series
2017A, 5.000%, 2/15/30
2/27 at 100.00 Aa2 1,090,940
25,745 Total Transportation 26,096,755

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 9.1% (4)
$ 4,310 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%,
12/01/41, (Pre-refunded 12/01/26)
12/26 at 100.00 AAA $ 4,692,771
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2013A-2:
990 5.000%, 10/01/27, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,010,008
1,150 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,173,242
1,205 5.000%, 10/01/31, (Pre-refunded 10/01/23) 10/23 at 100.00 AA 1,229,353
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2015A-2:
2,245 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ 2,290,371
755 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R 769,315
Cuyahoga County, Ohio, Sales Tax Revenue Bonds,
Refunding Various Purpose Series 2014:
1,810 5.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,894,780
1,585 5.000%, 12/01/33, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,659,242
1,385 5.000%, 12/01/34, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,449,873
1,055 5.000%, 12/01/35, (Pre-refunded 12/01/24) 12/24 at 100.00 AAA 1,104,416
10,345 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/35, (Pre-refunded
12/01/24)
12/24 at 100.00 Aa1 10,829,560
1,000 Gallia County Local School District, Gallia and Jackson Counties, Ohio,
General Obligation Bonds, Refunding School Improvement Series 2014,
5.000%, 11/01/32, (Pre-refunded 11/01/24)
11/24 at 100.00 Aa2 1,044,980
Greater Cleveland Regional Transit Authority, Ohio, Sales
Tax Supported Capital Improvement Bonds, Refunding
Series 2015:
1,050 5.000%, 12/01/32, (Pre-refunded 12/01/25) 12/25 at 100.00 AAA 1,121,788
1,105 5.000%, 12/01/33, (Pre-refunded 12/01/25) 12/25 at 100.00 AAA 1,180,549
5,700 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38, (Pre-refunded
1/01/23)
1/23 at 100.00 AA+ 5,711,742
8,500 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Series 2013, 5.000%, 11/15/38, (Pre-refunded 5/15/23)
5/23 at 100.00 AA+ 8,597,495
1,630 Northwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2015, 5.000%,
12/01/40, (Pre-refunded 12/01/23)
12/23 at 100.00 Aa2 1,668,468
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior
Lien, Current Interest Series 2013A-1:
2,450 5.250%, 2/15/39, (Pre-refunded 2/15/23) 2/23 at 100.00 Aa3 2,463,941
1,500 5.000%, 2/15/48, (Pre-refunded 2/15/23) 2/23 at 100.00 Aa3 1,507,770
1,000 Upper Arlington City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities & Improvement Series 2018A,
5.000%, 12/01/48, (Pre-refunded 12/01/27)
12/27 at 100.00 AAA 1,108,720
2,275 Willoughby-Eastlake City School District, Ohio, General Obligation Bonds,
School Improvement Series 2016, 5.000%, 12/01/46, (Pre-refunded
12/01/25)
12/25 at 100.00 A2 2,427,152
53,045 Total U.S. Guaranteed 54,935,536
Utilities - 17.2%
3,570 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Green Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 A1 3,637,366
1,750 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Refunding Series 2020A, 5.000%, 2/15/28
No Opt. Call A1 1,920,415
1,500 American Municipal Power Ohio Inc., Prairie State Energy Campus Project
Revenue Bonds, Series 2015A, 5.000%, 2/15/42
2/24 at 100.00 A1 1,510,920
2,930 American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project
Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41
2/26 at 100.00 A1 3,002,019
1,665 American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 A 1,735,130

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
American Municipal Power, Inc., Ohio, Solar Electricity
Prepayment Project Revenue Bonds, Green Bonds Series
2020A:
$ 250 4.000%, 2/15/40 2/29 at 100.00 A $ 236,945
1,200 4.000%, 2/15/44 2/29 at 100.00 A 1,103,904
465 Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series
2005, 5.000%, 12/01/23 - AGM Insured
No Opt. Call Aa2 470,134
Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2020A:
1,000 4.000%, 11/15/37 - AGM Insured 11/29 at 100.00 AA 996,730
2,000 4.000%, 11/15/38 - AGM Insured 11/29 at 100.00 AA 1,982,280
2,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call A- 1,321,120
Cleveland, Ohio, Public Power System Revenue Bonds,
Series 2008B-2:
4,740 0.000%, 11/15/34 - NPFG Insured No Opt. Call A- 2,976,815
7,500 0.000%, 11/15/38 - NPFG Insured No Opt. Call A- 3,740,850
1,315 Cleveland, Ohio, Public Power System Revenue Refunding Bonds, Series
2018, 5.000%, 11/15/37 - AGM Insured
5/28 at 100.00 AA 1,423,474
2,300 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series
2014, 5.000%, 6/01/25
12/24 at 100.00 Aa1 2,406,352
Columbus, Ohio, Sewerage System Revenue Bonds,
Refunding Series 2015:
5,000 5.000%, 6/01/29 6/26 at 100.00 Aa1 5,338,400
6,750 5.000%, 6/01/32 6/26 at 100.00 Aa1 7,179,165
1,200 Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan
Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%,
12/01/34
12/30 at 100.00 AA+ 1,372,788
Hamilton, Ohio, Electric System Revenue Bonds, Refunding
& Improvement Series 2019:
865 4.000%, 10/01/37 - BAM Insured 10/29 at 100.00 AA 875,726
1,000 4.000%, 10/01/38 - BAM Insured 10/29 at 100.00 AA 1,003,820
1,015 4.000%, 10/01/39 - BAM Insured 10/29 at 100.00 AA 1,017,121
1,100 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/01/25)
11/24 at 100.68 Aa1 1,126,873
1,000 Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding
and Improvement Series 2022, 5.000%, 12/01/42 , (WI/DD, Settling
12/08/22)
12/31 at 100.00 Aa3 1,059,380
1,000 Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding
Series 2016, 4.000%, 12/01/38
12/25 at 100.00 Aa3 1,003,480
Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement
Series 2017:
5,570 5.000%, 11/15/33 5/28 at 100.00 AA+ 6,125,830
4,000 4.000%, 11/15/43 5/28 at 100.00 AA+ 3,981,440
820 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R 1,025
10,025 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (5)
No Opt. Call N/R 12,531
Ohio Water Development Authority, Revenue Bonds,
Drinking Water Assistance Fund, Refunding Series 2019B:
1,560 5.000%, 12/01/29 No Opt. Call AAA 1,790,412
1,170 5.000%, 6/01/30 No Opt. Call AAA 1,351,842
1,100 5.000%, 12/01/30 No Opt. Call AAA 1,280,763
Ohio Water Development Authority, Revenue Bonds,
Drinking Water Assistance Fund, Series 2016:
2,975 5.000%, 6/01/29 12/26 at 100.00 AAA 3,240,400
1,900 5.000%, 12/01/36 12/26 at 100.00 AAA 2,036,648

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Ohio Water Development Authority, Revenue Bonds, Fresh
Water Development, Series 2019:
$ 3,800 5.000%, 12/01/38 12/29 at 100.00 AAA $ 4,218,114
1,000 5.000%, 6/01/44 12/29 at 100.00 AAA 1,084,630
Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Kestrel Verifiers, Green Series
2021A:
1,500 4.000%, 12/01/39 12/31 at 100.00 AAA 1,529,265
4,000 5.000%, 12/01/46 12/31 at 100.00 AAA 4,401,960
1,010 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/22
No Opt. Call AAA 1,010,000
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2019B, 5.000%, 12/01/44
12/29 at 100.00 AAA 5,423,150
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2015A, 5.000%, 6/01/26
No Opt. Call AAA 5,395,400
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2017A, 5.000%, 12/01/31
6/27 at 100.00 AAA 5,479,950
2,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/50
6/30 at 100.00 AAA 2,151,960
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020B, 4.000%, 12/01/38
12/30 at 100.00 AAA 5,109,850
115,545 Total Utilities 104,066,377
$ 582,402 Total Municipal Bonds (cost $579,175,001) 562,609,058
Shares Description (1) Value
X 27,816,847 COMMON STOCKS - 4.6%
X 27,816,847
Independent Power And Renewable Electricity Producers - 4.6%
$ 350,634 Energy Harbor Corp (6),(7) $ 27,816,847
Total Common Stocks (cost $9,249,818) 27,816,847
Total Long-Term Investments (cost $588,424,819) 590,425,905
Other Assets Less Liabilities - 2.4% 14,445,460
Net Assets - 100% $ 604,871,365
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio,
Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 and Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 106.6%
X 98,472,643 MUNICIPAL BONDS - 98.6%
X 98,472,643
Consumer Discretionary - 0.3%
$ 105 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 CCC+ $ 94,758
250 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
1/23 at 100.00 B1 251,270
355 Total Consumer Discretionary 346,028
Consumer Staples - 0.6%
640 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
12/22 at 100.00 N/R 611,046
Education and Civic Organizations - 7.0%
1,000 Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science
Education Consortium, Inc Project, Series 2013A, 6.000%, 8/01/33
8/23 at 100.00 BBB- 1,012,430
1,530 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 BBB- 1,496,462
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Hmong American Peace Academy, Series
2020:
420 4.000%, 3/15/30 No Opt. Call BBB 411,793
500 4.000%, 3/15/40 3/30 at 100.00 BBB 440,950
1,200 5.000%, 3/15/50 3/30 at 100.00 BBB 1,183,248
1,175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45
2/30 at 100.00 Baa1 1,056,501
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Milwaukee School of
Engineering, Series 2021B:
500 2.125%, 4/01/39 - AGM Insured 4/31 at 100.00 AA 359,530
500 2.125%, 4/01/40 - AGM Insured 4/31 at 100.00 AA 351,085
415 2.250%, 4/01/41 - AGM Insured 4/31 at 100.00 AA 293,032
500 2.250%, 4/01/42 - AGM Insured 4/31 at 100.00 AA 349,340
7,740 Total Education and Civic Organizations 6,954,371
Health Care - 24.9%
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
155 5.000%, 7/01/29 No Opt. Call BBB+ 167,552
600 5.000%, 7/01/30 No Opt. Call BBB+ 654,558
190 5.000%, 7/01/31 No Opt. Call BBB+ 208,489
5,765 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Beloit Health System, Inc., Series 2020, 4.000%, 7/01/36
7/29 at 100.00 A 5,635,979
8,565 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47,
(UB) (4)
2/27 at 100.00 A- 8,616,477
2,500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 A- 2,515,025
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aspirus, Inc. Obligated Group, Series 2015A, 5.000%, 8/15/34
2/25 at 100.00 AA- 1,030,140
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc.,
Series 2019A:
2,000 4.000%, 12/01/44 12/29 at 100.00 A+ 1,831,320
3,100 4.000%, 12/01/49 12/29 at 100.00 A+ 2,786,094
250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Series 2015, 5.000%, 12/01/23
No Opt. Call A+ 255,352

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29
5/24 at 100.00 A- $ 1,017,520
175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020A, 4.000%,
2/15/37 - AGM Insured
2/30 at 100.00 AA 172,146
25,300 Total Health Care 24,890,652
Housing/Multifamily - 22.1%
2,000 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue
Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30
6/23 at 100.00 N/R 1,913,000
2,000 Wisconsin Housing and Economic Development Authority Multi Family
Housing Bonds,Western Technical College Student Housing Project,
Series 2013B, 4.700%, 4/01/38
4/23 at 100.00 A 2,004,720
475 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2006A, 4.550%, 5/01/27, (AMT)
1/23 at 100.00 AA+ 475,332
2,125 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2015A, 4.125%, 11/01/46
5/25 at 100.00 AA+ 2,015,520
Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2017A:
750 4.000%, 11/01/47 11/26 at 100.00 AA+ 694,320
1,500 4.150%, 5/01/55 11/26 at 100.00 AA+ 1,392,645
2,230 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2017B, 3.900%, 11/01/42
11/26 at 100.00 AA+ 2,097,360
2,000 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB) (4)
11/27 at 100.00 AA+ 1,909,240
6,720 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.375%, 5/01/57
11/28 at 100.00 AA+ 5,231,587
2,000 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2022A, 5.150%, 11/01/50
11/31 at 100.00 AA+ 2,072,980
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37,
144A
7/28 at 102.00 N/R 2,234,525
24,300 Total Housing/Multifamily 22,041,229
Long-Term Care - 12.2%
500 Winnebago County Housing Authority, Illinois, Revenue Bonds, Lutheran
Homes of Oshkosh, Inc. Project, Refunding Series 2015A, 4.450%,
3/01/30
1/23 at 100.00 N/R 425,885
150 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/61
10/28 at 102.00 N/R 104,520
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019, 5.000%, 8/01/49
8/26 at 103.00 N/R 1,306,220
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44
1/23 at 102.00 N/R 1,795,060
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series
2021, 3.250%, 7/01/37
7/26 at 101.00 N/R 363,255
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
10/23 at 102.00 N/R 1,731,580
1,750 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
7/24 at 100.00 A 1,761,008
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019B, 5.000%, 7/01/38
7/26 at 100.00 A 511,810
525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/45
9/27 at 103.00 BBB- 429,870
650 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022. Forward
Delivery, 4.000%, 9/15/45
9/27 at 103.00 BBB- 521,287

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2021A:
$ 1,000 4.000%, 8/15/51 8/31 at 100.00 BBB+ $ 803,040
1,000 4.000%, 8/15/55 8/31 at 100.00 BBB+ 787,340
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%,
12/01/44
1/23 at 102.00 N/R 1,676,060
14,575 Total Long-Term Care 12,216,935
Tax Obligation/Limited - 25.1%
Ashwaubenon Community Development Authority,
Wisconsin, Lease Revenue Bonds, Brown County Expo
Center Project, Series 2019:
1,790 4.000%, 6/01/36 6/29 at 100.00 AA 1,831,045
10,000 0.000%, 6/01/49 6/29 at 47.10 AA 2,874,800
Brookfield Community Development and Redevelopment
Authority, Wisconsin, Community Development Revenue
Bonds, Series 2015A:
1,340 3.550%, 6/01/34 6/25 at 100.00 A3 1,340,496
1,530 3.600%, 6/01/35 6/25 at 100.00 A3 1,523,115
1,250 Kaukauna Redevelopment Authority, Outagamie and Calumet Counties,
Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%,
6/01/40
6/25 at 100.00 A+ 1,253,575
675 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC
Project Revenue Bonds, Series 2008, 5.125%, 6/01/29, (AMT)
1/23 at 100.00 A2 676,181
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2016A:
800 5.000%, 11/15/30 11/26 at 100.00 A+ 858,192
500 5.000%, 11/15/31 11/26 at 100.00 A+ 536,180
550 5.000%, 11/15/32 11/26 at 100.00 A+ 589,375
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017:
630 5.000%, 11/15/28 11/26 at 100.00 A+ 678,510
500 5.000%, 11/15/34 11/26 at 100.00 A+ 535,410
1,000 5.000%, 11/15/35 11/26 at 100.00 A+ 1,069,280
500 5.000%, 11/15/36 11/26 at 100.00 A+ 533,870
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
535 5.250%, 7/01/32 - NPFG Insured No Opt. Call AAA 534,454
435 5.250%, 7/01/33 - NPFG Insured No Opt. Call AAA 433,582
1,000 5.250%, 7/01/36 - AGC Insured No Opt. Call AAA 991,710
500 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 -
AGM Insured
1/23 at 100.00 AAA 503,345
2,085 Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue
Refunding Bonds, Series 1998A, 5.500%, 12/15/26 - NPFG Insured
No Opt. Call AAA 2,234,182
Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006:
120 5.000%, 10/01/25 - NPFG Insured 1/23 at 100.00 Baa2 121,382
125 5.000%, 10/01/28 - FGIC Insured 1/23 at 100.00 Baa2 126,438
Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016:
390 5.000%, 12/15/27 6/26 at 100.00 Aa3 419,507
1,000 5.000%, 12/15/30 6/26 at 100.00 Aa3 1,070,080
500 5.000%, 12/15/31 6/26 at 100.00 Aa3 535,040
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
675 5.250%, 12/15/27 No Opt. Call AA 728,548

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A:
$ 2,035 0.000%, 12/15/28 - AGM Insured No Opt. Call AA $ 1,646,661
1,945 0.000%, 12/15/31 No Opt. Call AA 1,385,715
32,410 Total Tax Obligation/Limited 25,030,673
U.S. Guaranteed - 1.7% (5)
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
190 5.250%, 12/15/27, (ETM) No Opt. Call AA 205,265
810 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Beaver Dam Community Hospitals Inc., Series 2013A, 5.250%,
8/15/34, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R 824,904
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series
2017A, 5.000%, 9/01/36, (Pre-refunded 9/01/27)
9/27 at 100.00 N/R 546,000
10 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30,
(Pre-refunded 8/15/25)
8/25 at 100.00 N/R 10,580
130 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Refunding Series 2013,
5.000%, 8/15/43, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R 132,213
1,640 Total U.S. Guaranteed 1,718,962
Utilities - 4.7%
995 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (6)
No Opt. Call N/R 1,244
860 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/23
No Opt. Call N/R 1,075
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (6)
No Opt. Call N/R 1,250
265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R 331
575 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 5.000%, 7/01/30 - AGM Insured
1/23 at 100.00 AA 578,847
580 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.250%, 7/01/23 - NPFG Insured
No Opt. Call Baa2 580,986
790 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28 - AGC Insured
1/23 at 100.00 AA 795,285
305 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007UU, 5.000%, 7/01/24 - AGM Insured
1/23 at 100.00 AA 307,040
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007VV:
675 5.250%, 7/01/24 No Opt. Call Baa2 677,639
130 5.250%, 7/01/26 - NPFG Insured No Opt. Call Baa2 130,545
185 5.250%, 7/01/31 - AGM Insured No Opt. Call AA 185,370
250 5.250%, 7/01/35 - NPFG Insured No Opt. Call Baa2 247,895
1,200 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
1/23 at 100.00 CCC 1,155,240
7,810 Total Utilities 4,662,747
$ 114,770 Total Municipal Bonds (cost $107,769,217) 98,472,643

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Shares Description (1) Value
X 8,008,190 COMMON STOCKS - 8.0%
X 8,008,190
Independent Power And Renewable Electricity Producers - 8.0%
$ 100,944 Energy Harbor Corp (7),(8) $ 8,008,190
Total Common Stocks (cost $2,869,331) 8,008,190
Total Long-Term Investments (cost $110,638,548) 106,480,833
Floating Rate Obligations - (8.0)%   (8,020,000)
Other Assets Less Liabilities - 1.4% 1,453,289
Net Assets - 100% $ 99,914,122
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air
Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergyGeneration Corporation Project, Series 2009A,
5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refund-
ing Series 2006A, 3.750%, 12/01/23, and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,
Shippingport Project, First Energy Guarantor, Series2005A, 3.750%, 12/01/40.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
November 30, 2022
(Unaudited)
See accompanying notes to financial statements.

Kansas Kentucky Michigan Missouri Ohio
Assets
Long-term investments, at value
†
$ 235,371,797 $ 310,488,917 $ 277,324,510 $ 576,407,369 $ 590,425,905
Cash – – 3,907,741 – –
Receivable for interest 3,114,236 4,448,036 2,889,353 6,634,658 9,987,367
Receivable for investments sold 5,419,764 1,938,532 – 3,223,509 13,315,000
Receivable for shares sold 676,338 22,191 2,832,682 841,747 1,894,807
Other assets 8,281 105,584 63,135 74,084 139,565
Total assets 244,590,416 317,003,260 287,017,421 587,181,367 615,762,644
Liabilities
Cash overdraft 6,221,656 6,129,835 – 5,833,288 6,782,231
Floating rate obligations – 22,650,000 – – –
Payable for dividends 87,285 62,704 103,796 319,495 264,577
Payable for interest – 619,992 70,440 – –
Payable for investments purchased - regular settlement 1,667,394 – – – –
Payable for investments purchased - when-issued/delayed-delivery settlement – – – 1,067,330 1,036,590
Payable for shares redeemed 781,219 713,005 878,798 3,025,475 2,188,166
Accrued expenses:
Management fees 96,420 116,438 115,284 235,595 241,960
Trustees fees 6,811 104,231 58,465 71,622 139,041
12b-1 distribution and service fees 29,603 39,102 22,182 60,948 55,109
Other 96,622 105,582 118,577 158,010 183,605
Total liabilities 8,987,010 30,540,889 1,367,542 10,771,763 10,891,279
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 235,603,406 $ 286,462,371 $ 285,649,879 $ 576,409,604 $ 604,871,365
†
Long-term investments, cost $ 247,398,324 $ 327,493,779 $ 285,146,971 $ 595,289,524 $ 588,424,819

Statement of Assets and Liabilities
(Unaudited) (continued)
See accompanying notes to financial statements.

Wisconsin
Assets
Long-term investments, at value
†
$ 106,480,833
Cash 129,382
Receivable for interest 1,405,959
Receivable for investments sold 500,000
Receivable for shares sold 101,112
Other assets 4,900
Total assets 108,622,186
Liabilities
Floating rate obligations 8,020,000
Payable for dividends 27,675
Payable for interest 100,707
Payable for shares redeemed 425,788
Accrued expenses:
Management fees 41,256
Trustees fees 1,373
12b-1 distribution and service fees 13,786
Other 77,479
Total liabilities 8,708,064
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 99,914,122
†
Long-term investments, cost $ 110,638,548

Statement of Assets and Liabilities
(Unaudited) (continued)
See accompanying notes to financial statements.

Kansas Kentucky Michigan Missouri Ohio
Class A Shares
Net Assets $ 138,753,401 $ 211,791,853 $ 102,500,776 $ 301,305,050 $ 274,927,378
Shares outstanding 14,026,295 21,777,922 9,715,364 29,066,549 25,341,795
Net asset value ("NAV") per share $ 9.89 $ 9.73 $ 10.55 $ 10.37 $ 10.85
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.32 $ 10.16 $ 11.01 $ 10.82 $ 11.33
Class C Shares
Net Assets $ 8,234,836 $ 5,619,021 $ 6,965,744 $ 14,546,363 $ 12,515,343
Shares outstanding 834,214 577,987 662,220 1,408,634 1,160,255
NAV and offering price per share $ 9.87 $ 9.72 $ 10.52 $ 10.33 $ 10.79
Class I Shares
Net Assets $ 88,615,169 $ 69,051,497 $ 176,183,359 $ 260,558,191 $ 317,428,644
Shares outstanding 8,929,606 7,111,957 16,725,913 25,176,646 29,372,959
NAV and offering price per share $ 9.92 $ 9.71 $ 10.53 $ 10.35 $ 10.81
Fund level net assets consist of:
Capital paid-in $ 255,568,322 $ 316,261,331 $ 311,293,765 $ 622,665,784 $ 624,747,510
Total distributable earnings (loss) (19,964,916) (29,798,960) (25,643,886) (46,256,180) (19,876,145)
Fund level net assets $ 235,603,406 $ 286,462,371 $ 285,649,879 $ 576,409,604 $ 604,871,365
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Assets and Liabilities
(Unaudited) (continued)
See accompanying notes to financial statements.

Wisconsin
Class A Shares
Net Assets $ 57,198,919
Shares outstanding 5,840,352
Net asset value ("NAV") per share $ 9.79
Maximum sales charge 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.22
Class C Shares
Net Assets $ 5,666,801
Shares outstanding 578,636
NAV and offering price per share $ 9.79
Class I Shares
Net Assets $ 37,048,402
Shares outstanding 3,779,233
NAV and offering price per share $ 9.80
Fund level net assets consist of:
Capital paid-in $ 111,344,155
Total distributable earnings (loss) (11,430,033)
Fund level net assets $ 99,914,122
Authorized shares - per class Unlimited
Par value per share $ 0.01

Statement of Operations
November 30, 2022
(Unaudited)
See accompanying notes to financial statements.

Kansas Kentucky Michigan Missouri Ohio
Investment Income
Interest $ 3,991,431 $ 5,717,862 $ 4,711,805 $ 11,283,803 $ 9,803,453
Total Investment Income 3,991,431 5,717,862 4,711,805 11,283,803 9,803,453
Expenses
– – – – –
Management fees 616,447 764,202 732,680 1,532,153 1,554,926
12b-1 service fees - Class A Shares 146,454 225,492 109,005 315,680 291,648
12b-1 distribution and service fees - Class C Shares 45,839 31,566 37,427 81,749 66,628
Shareholder servicing agent fees 41,313 40,639 70,934 80,721 134,710
Interest expense 4,397 281,101 118,812 7,461 14,541
Custodian expenses, net 20,390 20,814 23,031 44,074 40,816
Trustees fees 4,330 5,390 5,043 10,689 11,301
Professional fees 25,758 28,917 28,688 35,675 35,015
Shareholder reporting expenses 11,462 12,280 12,896 16,159 21,598
Federal and state registration fees 3,097 3,077 4,982 4,600 3,077
Other 4,103 4,124 4,290 7,102 6,590
Total expenses 923,590 1,417,602 1,147,788 2,136,063 2,180,850
Net investment income (loss) 3,067,841 4,300,260 3,564,017 9,147,740 7,622,603
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (1,116,037) (5,184,972) (16,116,220) (13,693,883) (16,652,137)
Change in net unrealized appreciation (depreciation) of
investments (5,781,328) (9,667,249) 5,088,310 (11,305,475) 299,816
Net realized and unrealized gain (loss) (6,897,365) (14,852,221) (11,027,910) (24,999,358) (16,352,321)
Net increase (decrease) in net assets from operations $ (3,829,524) $ (10,551,961) $ (7,463,893) $ (15,851,618) $ (8,729,718)

Statement of Operations
(Unaudited) (continued)
See accompanying notes to financial statements.

Wisconsin
Investment Income
Interest $ 2,322,278
Total Investment Income 2,322,278
Expenses
–
Management fees 281,665
12b-1 service fees - Class A Shares 63,596
12b-1 distribution and service fees - Class C Shares 30,376
Shareholder servicing agent fees 22,217
Interest expense 97,668
Custodian expenses, net 14,954
Trustees fees 1,980
Professional fees 22,869
Shareholder reporting expenses 8,633
Federal and state registration fees 4,657
Other 3,342
Total expenses 551,957
Net investment income (loss) 1,770,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (1,966,915)
Change in net unrealized appreciation (depreciation) of investments (3,520,536)
Net realized and unrealized gain (loss) (5,487,451)
Net increase (decrease) in net assets from operations $ (3,717,130)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Kansas Kentucky
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Operations
Net investment income (loss) $ 3,067,841 $ 6,776,710 $ 4,300,260 $ 9,193,078
Net realized gain (loss) from investments (1,116,037) (301,579) (5,184,972) (1,768,104)
Change in net unrealized appreciation (depreciation) of
investments (5,781,328) (20,734,413) (9,667,249) (35,456,305)
Net increase (decrease) in net assets from operations (3,829,524) (14,259,282) (10,551,961) (28,031,331)
Distributions to Shareholders
Dividends:
Class A Shares (1,656,243) (3,961,204) (2,957,963) (6,752,136)
Class C Shares (66,589) (153,965) (57,348) (139,317)
Class I Shares (1,127,675) (2,413,868) (1,080,506) (2,554,965)
Decrease in net assets from distributions to shareholders (2,850,507) (6,529,037) (4,095,817) (9,446,418)
Fund Share Transactions
Proceeds from sale of shares 20,650,366 40,652,981 10,839,767 54,326,792
Proceeds from shares issued to shareholders due to reinvestment of distributions 2,347,934 5,452,341 3,684,150 8,483,351
22,998,300 46,105,322 14,523,917 62,810,143
Cost of shares redeemed (39,316,920) (74,253,954) (43,756,836) (73,969,239)
Net increase (decrease) in net assets from Fund share transactions (16,318,620) (28,148,632) (29,232,919) (11,159,096)
Net increase (decrease) in net assets (22,998,651) (48,936,951) (43,880,697) (48,636,845)
Net assets at the beginning of period 258,602,057 307,539,008 330,343,068 378,979,913
Net assets at the end of period $ 235,603,406 $ 258,602,057 $ 286,462,371 $ 330,343,068

See accompanying notes to financial statements.

Michigan Missouri
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Operations
Net investment income (loss) $ 3,564,017 $ 7,101,254 $ 9,147,740 $ 17,780,519
Net realized gain (loss) from investments (16,116,220) (1,402,560) (13,693,883) (9,423,575)
Change in net unrealized appreciation (depreciation) of
investments 5,088,310 (34,785,075) (11,305,475) (56,392,033)
Net increase (decrease) in net assets from operations (7,463,893) (29,086,381) (15,851,618) (48,035,089)
Distributions to Shareholders
Dividends:
Class A Shares (1,130,558) (2,745,571) (4,119,049) (8,862,121)
Class C Shares (47,312) (115,578) (147,417) (324,148)
Class I Shares (2,041,590) (4,333,647) (4,032,158) (8,520,982)
Decrease in net assets from distributions to shareholders (3,219,460) (7,194,796) (8,298,624) (17,707,251)
Fund Share Transactions
Proceeds from sale of shares 91,010,025 107,799,572 80,924,420 156,826,725
Proceeds from shares issued to shareholders due to reinvestment of distributions 2,599,501 6,087,425 6,398,126 13,596,302
93,609,526 113,886,997 87,322,546 170,423,027
Cost of shares redeemed (109,400,464) (115,149,635) (151,608,709) (182,169,142)
Net increase (decrease) in net assets from Fund share transactions (15,790,938) (1,262,638) (64,286,163) (11,746,115)
Net increase (decrease) in net assets (26,474,291) (37,543,815) (88,436,405) (77,488,455)
Net assets at the beginning of period 312,124,170 349,667,985 664,846,009 742,334,464
Net assets at the end of period $ 285,649,879 $ 312,124,170 $ 576,409,604 $ 664,846,009

See accompanying notes to financial statements.

Ohio Wisconsin
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Operations
Net investment income (loss) $ 7,622,603 $ 15,441,985 $ 1,770,321 $ 4,102,207
Net realized gain (loss) from investments (16,652,137) (4,925,877) (1,966,915) (354,568)
Change in net unrealized appreciation (depreciation) of
investments 299,816 (51,235,062) (3,520,536) (10,115,830)
Net increase (decrease) in net assets from operations (8,729,718) (40,718,954) (3,717,130) (6,368,191)
Distributions to Shareholders
Dividends:
Class A Shares (3,182,058) (6,868,034) (1,043,204) (2,340,989)
Class C Shares (92,363) (202,943) (75,351) (167,017)
Class I Shares (3,949,822) (8,017,469) (727,933) (1,698,955)
Decrease in net assets from distributions to shareholders (7,224,243) (15,088,446) (1,846,488) (4,206,961)
Fund Share Transactions
Proceeds from sale of shares 100,689,889 152,881,588 462,624 1,788,350
Proceeds from shares issued to shareholders due to reinvestment of distributions 5,632,023 11,761,771 1,665,455 3,767,489
106,321,912 164,643,359 2,128,079 5,555,839
Cost of shares redeemed (153,303,989) (187,619,410) (20,717,405) (17,336,511)
Net increase (decrease) in net assets from Fund share transactions (46,982,077) (22,976,051) (18,589,326) (11,780,672)
Net increase (decrease) in net assets (62,936,038) (78,783,451) (24,152,944) (22,355,824)
Net assets at the beginning of period 667,807,403 746,590,854 124,067,066 146,422,890
Net assets at the end of period $ 604,871,365 $ 667,807,403 $ 99,914,122 $ 124,067,066

Financial Highlights

Kansas
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.14 $ 0.12 $ (0.26) $ (0.14) $ (0.11) $ — $ (0.11) $ 9.89
2022 10.87 0.24 (0.74) (0.50) (0.23) — (0.23) 10.14
2021 10.51 0.25 0.37 0.62 (0.26) — (0.26) 10.87
2020 10.74 0.30 (0.21) 0.09 (0.32) — (0.32) 10.51
2019 10.56 0.35 0.16 0.51 (0.33) — (0.33) 10.74
2018 10.75 0.36 (0.18) 0.18 (0.37) — (0.37) 10.56
Class
C
2023(e) 10.12 0.08 (0.26) (0.18) (0.07) — (0.07) 9.87
2022 10.85 0.15 (0.74) (0.59) (0.14) — (0.14) 10.12
2021 10.48 0.17 0.37 0.54 (0.17) — (0.17) 10.85
2020 10.72 0.21 (0.22) (0.01) (0.23) — (0.23) 10.48
2019 10.54 0.26 0.17 0.43 (0.25) — (0.25) 10.72
2018 10.73 0.27 (0.18) 0.09 (0.28) — (0.28) 10.54
Class
I
2023(e) 10.18 0.13 (0.27) (0.14) (0.12) — (0.12) 9.92
2022 10.91 0.26 (0.74) (0.48) (0.25) — (0.25) 10.18
2021 10.55 0.28 0.36 0.64 (0.28) — (0.28) 10.91
2020 10.78 0.32 (0.21) 0.11 (0.34) — (0.34) 10.55
2019 10.60 0.37 0.17 0.54 (0.36) — (0.36) 10.78
2018 10.79 0.38 (0.18) 0.20 (0.39) — (0.39) 10.60
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 1 .35 ) % $ 138,753 0 .79% (f) 0 .79% (f) 2 .45% (f) 9%
( 4 .68 ) 153,222 0 .79 0 .78 2 .24 15
5 .92 193,933 0 .79 0 .79 2 .37 6
0 .80 176,030 0 .82 0 .79 2 .79 21
4 .96 163,340 0 .89 0 .82 3 .28 15
1 .66 149,898 0 .87 0 .81 3 .36 16
( 1 .75 ) 8,235 1 .59 (f) 1 .59 (f) 1 .65 (f) 9
( 5 .47 ) 9,897 1 .59 1 .58 1 .44 15
5 .18 12,446 1 .59 1 .59 1 .57 6
( 0 .09 ) 12,261 1 .62 1 .59 1 .99 21
4 .13 12,340 1 .69 1 .62 2 .48 15
0 .87 12,587 1 .67 1 .61 2 .55 16
( 1 .32 ) 88,615 0 .59 (f) 0 .59 (f) 2 .65 (f) 9
( 4 .45 ) 95,483 0 .59 0 .58 2 .44 15
6 .13 99,746 0 .59 0 .59 2 .56 6
1 .02 82,558 0 .62 0 .59 2 .98 21
5 .17 67,936 0 .69 0 .62 3 .46 15
1 .89 46,609 0 .67 0 .61 3 .56 16

Financial Highlights
(continued)
Kentucky
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.17 $ 0.14 $ (0.45) $ (0.31) $ (0.13) $ — $ (0.13) $ 9.73
2022 11.24 0.26 (1.06) (0.80) (0.27) — (0.27) 10.17
2021 10.91 0.30 0.32 0.62 (0.29) — (0.29) 11.24
2020 10.92 0.31 (0.03) 0.28 (0.29) — (0.29) 10.91
2019 10.64 0.32 0.28 0.60 (0.32) — (0.32) 10.92
2018 10.94 0.35 (0.29) 0.06 (0.36) — (0.36) 10.64
Class
C
2023(e) 10.17 0.10 (0.46) (0.36) (0.09) — (0.09) 9.72
2022 11.24 0.18 (1.07) (0.89) (0.18) — (0.18) 10.17
2021 10.91 0.21 0.32 0.53 (0.20) — (0.20) 11.24
2020 10.92 0.22 (0.03) 0.19 (0.20) — (0.20) 10.91
2019 10.64 0.23 0.28 0.51 (0.23) — (0.23) 10.92
2018 10.94 0.26 (0.28) (0.02) (0.28) — (0.28) 10.64
Class
I
2023(e) 10.16 0.15 (0.46) (0.31) (0.14) — (0.14) 9.71
2022 11.23 0.28 (1.06) (0.78) (0.29) — (0.29) 10.16
2021 10.90 0.32 0.32 0.64 (0.31) — (0.31) 11.23
2020 10.91 0.33 (0.03) 0.30 (0.31) — (0.31) 10.90
2019 10.64 0.34 0.27 0.61 (0.34) — (0.34) 10.91
2018 10.94 0.37 (0.28) 0.09 (0.39) — (0.39) 10.64
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 3 .05 ) % $ 211,792 0 .95% (f) 0 .77% (f) 2 .77% (f) 8%
( 7 .25 ) 242,580 0 .83 0 .77 2 .41 16
5 .73 279,307 0 .83 0 .77 2 .67 5
2 .55 261,330 0 .93 0 .78 2 .78 13
5 .74 270,776 0 .97 0 .79 2 .97 25
0 .57 272,191 0 .86 0 .78 3 .24 27
( 3 .54 ) 5,619 1 .75 (f) 1 .57 (f) 1 .96 (f) 8
( 8 .01 ) 7,048 1 .63 1 .57 1 .60 16
4 .88 8,607 1 .63 1 .57 1 .87 5
1 .73 7,584 1 .73 1 .58 1 .98 13
4 .91 7,232 1 .77 1 .59 2 .17 25
( 0 .21 ) 7,583 1 .66 1 .58 2 .43 27
( 3 .03 ) 69,051 0 .75 (f) 0 .57 (f) 2 .97 (f) 8
( 7 .05 ) 80,715 0 .63 0 .57 2 .60 16
5 .94 90,506 0 .63 0 .57 2 .87 5
2 .77 72,550 0 .73 0 .58 2 .98 13
5 .89 56,021 0 .76 0 .58 3 .17 25
0 .80 44,851 0 .66 0 .58 3 .43 27

Financial Highlights
(continued)
Michigan
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.93 $ 0.12 $ (0.39) $ (0.27) $ (0.11) $ — $ (0.11) $ 10.55
2022 12.09 0.23 (1.16) (0.93) (0.22) (0.01) (0.23) 10.93
2021 11.92 0.26 0.18 0.44 (0.27) — (0.27) 12.09
2020 11.67 0.29 0.25 0.54 (0.29) — (0.29) 11.92
2019 11.35 0.30 0.31 0.61 (0.29) — (0.29) 11.67
2018 11.56 0.31 (0.20) 0.11 (0.32) — (0.32) 11.35
Class
C
2023(e) 10.90 0.08 (0.39) (0.31) (0.07) — (0.07) 10.52
2022 12.05 0.13 (1.15) (1.02) (0.12) (0.01) (0.13) 10.90
2021 11.88 0.17 0.17 0.34 (0.17) — (0.17) 12.05
2020 11.63 0.19 0.25 0.44 (0.19) — (0.19) 11.88
2019 11.31 0.21 0.31 0.52 (0.20) — (0.20) 11.63
2018 11.53 0.22 (0.21) 0.01 (0.23) — (0.23) 11.31
Class
I
2023(e) 10.92 0.13 (0.40) (0.27) (0.12) — (0.12) 10.53
2022 12.07 0.25 (1.15) (0.90) (0.24) (0.01) (0.25) 10.92
2021 11.90 0.29 0.17 0.46 (0.29) — (0.29) 12.07
2020 11.65 0.31 0.25 0.56 (0.31) — (0.31) 11.90
2019 11.33 0.32 0.32 0.64 (0.32) — (0.32) 11.65
2018 11.55 0.33 (0.21) 0.12 (0.34) — (0.34) 11.33
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 2 .46 ) % $ 102,501 0 .88% (f) 0 .80% (f) 2 .33% (f) 25%
( 7 .82 ) 117,382 0 .81 0 .78 1 .91 21
3 .72 148,560 0 .83 0 .80 2 .19 4
4 .66 120,780 0 .83 0 .80 2 .46 10
5 .49 116,693 0 .86 0 .82 2 .66 16
0 .94 112,969 0 .86 0 .82 2 .72 10
( 2 .87 ) 6,966 1 .68 (f) 1 .60 (f) 1 .53 (f) 25
( 8 .51 ) 8,853 1 .61 1 .58 1 .11 21
2 .90 10,442 1 .63 1 .60 1 .39 4
3 .84 10,443 1 .63 1 .60 1 .66 10
4 .67 10,199 1 .66 1 .62 1 .85 16
0 .06 11,758 1 .66 1 .62 1 .92 10
( 2 .44 ) 176,183 0 .68 (f) 0 .60 (f) 2 .52 (f) 25
( 7 .56 ) 185,889 0 .61 0 .58 2 .12 21
3 .93 190,067 0 .63 0 .60 2 .38 4
4 .88 148,589 0 .63 0 .60 2 .66 10
5 .72 123,326 0 .66 0 .62 2 .85 16
1 .06 93,181 0 .66 0 .62 2 .92 10

Financial Highlights
(continued)
Missouri
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.75 $ 0.15 $ (0.39) $ (0.24) $ (0.14) $ — $ (0.14) $ 10.37
2022 11.73 0.27 (0.99) (0.72) (0.26) — (0.26) 10.75
2021 11.43 0.29 0.31 0.60 (0.30) — (0.30) 11.73
2020 11.45 0.32 0.01 0.33 (0.35) — (0.35) 11.43
2019 11.19 0.36 0.27 0.63 (0.37) — (0.37) 11.45
2018 11.38 0.38 (0.20) 0.18 (0.37) — (0.37) 11.19
Class
C
2023(e) 10.71 0.11 (0.40) (0.29) (0.09) — (0.09) 10.33
2022 11.68 0.17 (0.97) (0.80) (0.17) — (0.17) 10.71
2021 11.38 0.20 0.30 0.50 (0.20) — (0.20) 11.68
2020 11.40 0.23 0.01 0.24 (0.26) — (0.26) 11.38
2019 11.14 0.27 0.27 0.54 (0.28) — (0.28) 11.40
2018 11.33 0.29 (0.20) 0.09 (0.28) — (0.28) 11.14
Class
I
2023(e) 10.74 0.16 (0.40) (0.24) (0.15) — (0.15) 10.35
2022 11.71 0.29 (0.97) (0.68) (0.29) — (0.29) 10.74
2021 11.42 0.32 0.29 0.61 (0.32) — (0.32) 11.71
2020 11.43 0.35 0.02 0.37 (0.38) — (0.38) 11.42
2019 11.18 0.39 0.26 0.65 (0.40) — (0.40) 11.43
2018 11.37 0.40 (0.19) 0.21 (0.40) — (0.40) 11.18
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 2 .26 ) % $ 301,305 0 .76% (f) 0 .76% (f) 2 .90% (f) 16%
( 6 .21 ) 340,019 0 .75 0 .75 2 .32 25
5 .27 384,737 0 .76 0 .76 2 .52 5
3 .00 311,195 0 .77 0 .77 2 .82 11
5 .69 267,631 0 .78 0 .78 3 .26 17
1 .64 230,518 0 .78 0 .78 3 .38 18
( 2 .66 ) 14,546 1 .56 (f) 1 .56 (f) 2 .10 (f) 16
( 6 .94 ) 18,127 1 .55 1 .55 1 .52 25
4 .45 23,454 1 .56 1 .56 1 .73 5
2 .08 22,911 1 .57 1 .57 2 .02 11
4 .96 19,534 1 .58 1 .58 2 .46 17
0 .83 18,629 1 .58 1 .58 2 .58 18
( 2 .24 ) 260,558 0 .56 (f) 0 .56 (f) 3 .09 (f) 16
( 5 .94 ) 306,700 0 .55 0 .55 2 .52 25
5 .41 333,691 0 .56 0 .56 2 .72 5
3 .22 294,393 0 .57 0 .57 3 .02 11
5 .93 259,964 0 .58 0 .58 3 .46 17
1 .86 243,589 0 .58 0 .58 3 .58 18

Financial Highlights
(continued)
Ohio
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 11.10 $ 0.13 $ (0.26) $ (0.13) $ (0.12) $ — $ (0.12) $ 10.85
2022 11.96 0.24 (0.87) (0.63) (0.22) (0.01) (0.23) 11.10
2021 11.94 0.26 0.06 0.32 (0.26) (0.04) (0.30) 11.96
2020 11.62 0.30 0.31 0.61 (0.29) — (0.29) 11.94
2019 11.29 0.33 0.32 0.65 (0.32) — (0.32) 11.62
2018 11.55 0.34 (0.24) 0.10 (0.36) — (0.36) 11.29
Class
C
2023(f) 11.03 0.08 (0.24) (0.16) (0.08) — (0.08) 10.79
2022 11.90 0.14 (0.87) (0.73) (0.13) (0.01) (0.14) 11.03
2021 11.87 0.16 0.08 0.24 (0.17) (0.04) (0.21) 11.90
2020 11.55 0.21 0.31 0.52 (0.20) — (0.20) 11.87
2019 11.22 0.23 0.33 0.56 (0.23) — (0.23) 11.55
2018 11.48 0.24 (0.23) 0.01 (0.27) — (0.27) 11.22
Class
I
2023(f) 11.05 0.14 (0.25) (0.11) (0.13) — (0.13) 10.81
2022 11.92 0.26 (0.87) (0.61) (0.25) (0.01) (0.26) 11.05
2021 11.90 0.28 0.07 0.35 (0.29) (0.04) (0.33) 11.92
2020 11.58 0.32 0.32 0.64 (0.32) — (0.32) 11.90
2019 11.24 0.35 0.32 0.67 (0.33) — (0.33) 11.58
2018 11.51 0.36 (0.24) 0.12 (0.39) — (0.39) 11.24
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended November 30, 2022.
(g)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
( 1 .17 ) % $ 274,927 0 .77% (g) 0 .77% (g) 2 .32% (g) 20%
( 5 .36 ) 309,710 0 .76 0 .76 2 .00 19
2 .73 365,676 0 .77 0 .77 2 .18 6
5 .35 342,227 0 .78 0 .77 2 .57 13
5 .84 321,256 0 .79 0 .79 2 .89 13
0 .92 306,232 0 .78 0 .78 2 .94 16
( 1 .49 ) 12,515 1 .57 (g) 1 .57 (g) 1 .52 (g) 20
( 6 .24 ) 14,599 1 .56 1 .56 1 .20 19
2 .00 18,821 1 .57 1 .57 1 .39 6
4 .52 19,914 1 .58 1 .57 1 .77 13
5 .02 20,574 1 .59 1 .59 2 .09 13
0 .13 21,720 1 .58 1 .58 2 .14 16
( 0 .98 ) 317,429 0 .57 (g) 0 .57 (g) 2 .52 (g) 20
( 5 .27 ) 343,499 0 .56 0 .56 2 .20 19
2 .94 360,971 0 .57 0 .57 2 .38 6
5 .59 308,803 0 .58 0 .57 2 .77 13
6 .12 272,612 0 .59 0 .59 3 .09 13
1 .04 233,238 0 .58 0 .58 3 .14 16

Financial Highlights
(continued)
Wisconsin
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.24 $ 0.16 $ (0.45) $ (0.29) $ (0.16) $ — $ (0.16) $ 9.79
2022 11.07 0.32 (0.83) (0.51) (0.32) — (0.32) 10.24
2021 10.71 0.32 0.36 0.68 (0.32) — (0.32) 11.07
2020 10.79 0.31 (0.10) 0.21 (0.29) — (0.29) 10.71
2019 10.48 0.33 0.32 0.65 (0.34) — (0.34) 10.79
2018 10.60 0.34 (0.12) 0.22 (0.34) — (0.34) 10.48
Class
C
2023(e) 10.24 0.12 (0.45) (0.33) (0.12) — (0.12) 9.79
2022 11.07 0.23 (0.82) (0.59) (0.24) — (0.24) 10.24
2021 10.71 0.24 0.35 0.59 (0.23) — (0.23) 11.07
2020 10.79 0.22 (0.10) 0.12 (0.20) — (0.20) 10.71
2019 10.48 0.24 0.32 0.56 (0.25) — (0.25) 10.79
2018 10.60 0.26 (0.13) 0.13 (0.25) — (0.25) 10.48
Class
I
2023(e) 10.25 0.17 (0.45) (0.28) (0.17) — (0.17) 9.80
2022 11.09 0.34 (0.83) (0.49) (0.35) — (0.35) 10.25
2021 10.72 0.35 0.36 0.71 (0.34) — (0.34) 11.09
2020 10.81 0.33 (0.11) 0.22 (0.31) — (0.31) 10.72
2019 10.50 0.35 0.32 0.67 (0.36) — (0.36) 10.81
2018 10.63 0.37 (0.14) 0.23 (0.36) — (0.36) 10.50
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 -
Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing
Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 2 .80 ) % $ 57,199 1 .03% (f) 0 .85% (f) 3 .16% (f) 2%
( 4 .71 ) 70,472 0 .89 0 .84 2 .89 6
6 .42 81,624 0 .89 0 .84 2 .97 6
1 .93 82,985 0 .93 0 .84 2 .85 23
6 .29 77,040 0 .93 0 .88 3 .11 26
2 .08 53,569 0 .88 0 .88 3 .27 17
( 3 .19 ) 5,667 1 .83 (f) 1 .65 (f) 2 .36 (f) 2
( 5 .48 ) 6,905 1 .69 1 .64 2 .09 6
5 .59 8,272 1 .69 1 .64 2 .17 6
1 .11 9,205 1 .73 1 .64 2 .05 23
5 .45 8,690 1 .73 1 .68 2 .31 26
1 .27 5,566 1 .68 1 .68 2 .47 17
( 2 .68 ) 37,048 0 .83 (f) 0 .65 (f) 3 .36 (f) 2
( 4 .58 ) 46,690 0 .69 0 .64 3 .09 6
6 .72 56,144 0 .69 0 .64 3 .17 6
2 .03 61,377 0 .73 0 .64 3 .04 23
6 .52 69,305 0 .73 0 .68 3 .32 26
2 .21 52,835 0 .68 0 .68 3 .46 17

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information
The Nuveen Multistate Trust IV (the “Trust”), is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Kansas Municipal Bond Fund (“Kansas”), Nuveen Kentucky Municipal
Bond Fund (“Kentucky”), Nuveen Michigan Municipal Bond Fund (“Michigan”), Nuveen Missouri Municipal Bond Fund (“Missouri”), Nuveen
Ohio Municipal Bond Fund (“Ohio”) and Nuveen Wisconsin Municipal Bond Fund (“Wisconsin”) (each a “Fund” and collectively, the “Funds”), as diversified funds. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
The end of the reporting period for the Funds is November 30, 2022, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2022 (the "current fiscal period").
Fund Closure
Effective September 27, 2019, Wisconsin closed to new and existing investors, except for dividend reinvestment plans that were elected on or before the Fund’s closing date. The Fund reserves the right to reopen at its discretion.
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”)
interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Fund
Gross
Custodian Fee
Credits
Kansas
$ 2,105
Kentucky
4,249
Michigan
2,363
Missouri
2,322
Ohio
1,626
Wisconsin
83

Notes to Financial Statements
(Unaudited) (continued)
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
Kansas
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 228,253,564 $ – $ 228,253,564
Common Stocks – 7,118,233 – 7,118,233
Total $ – $ 235,371,797 $ – $ 235,371,797
Kentucky
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 310,488,917 $ – $ 310,488,917
Total $ – $ 310,488,917 $ – $ 310,488,917
Michigan
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 277,324,510 $ – $ 277,324,510
Total $ – $ 277,324,510 $ – $ 277,324,510
Missouri
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 576,407,369 $ – $ 576,407,369
Total $ – $ 576,407,369 $ – $ 576,407,369
Ohio
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 562,609,058 $ – $ 562,609,058
Common Stocks – 27,816,847 – 27,816,847
Total $ – $ 590,425,905 $ – $ 590,425,905
Wisconsin
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 98,472,643 $ – $ 98,472,643
Common Stocks – 8,008,190 – 8,008,190
Total $ – $ 106,480,833 $ – $ 106,480,833
* Refer to the Fund's Portfolio of Investments for industry classifications.

Notes to Financial Statements
(Unaudited) (continued)
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
22,650,000 — 22,650,000
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 — 8,020,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Kansas
$ — — %
Kentucky
28,502,795 1 .96
Michigan
13,410,137 1 .64
Missouri
— —
Ohio
— —
Wisconsin
8,020,000 2 .14

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
22,650,000 — 22,650,000
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 — 8,020,000
Fund
Purchases
Sales and
Maturities
Kansas
$ 20,875,603 $ 38,487,375
Kentucky
25,833,914 58,982,272
Michigan
72,514,840 113,676,035
Missouri
99,907,906 155,169,375
Ohio
124,002,588 174,067,730
Wisconsin
2,000,000 21,074,445

Notes to Financial Statements
(Unaudited) (continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
11/30/22
Year Ended
5/31/22
Kansas Shares Amount Shares Amount
Shares sold:
Class A 932,198 $9,168,423 1,381,340 $14,751,259
Class A - automatic conversion of Class C Shares 10,612 104,848 — —
Class A - automatic conversion of Class C2 Shares
(1)
— — 130,030 1,414,733
Class C 36,318 352,372 100,792 1,087,295
Class I 1,118,063 11,024,723 2,182,707 23,399,694
Shares issued to shareholders due to reinvestment of distributions:
Class A 146,021 1,435,003 328,973 3,501,037
Class C 6,393 62,714 13,767 146,200
Class I 86,238 850,217 169,243 1,805,104
2,335,843 22,998,300 4,306,852 46,105,322
Shares redeemed:
Class A (2,169,816) (21,220,229) (4,570,894) (47,599,210)
Class C (175,808) (1,703,222) (284,156) (3,009,212)
Class C - automatic conversion to Class A Shares (10,634) (104,848) — —
Class C2 - automatic conversion to Class A Shares
(1)
— — (130,150) (1,414,733)
Class I (1,657,440) (16,288,621) (2,111,528) (22,230,799)
(4,013,698) (39,316,920) (7,096,728) (74,253,954)
Net increase (decrease) (1,677,855) $(16,318,620) (2,789,876) $(28,148,632)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Six Months Ended
11/30/22
Year Ended
5/31/22
Kentucky Shares Amount Shares Amount
Shares sold:
Class A 448,932 $4,421,312 2,198,558 $24,124,216
Class A - automatic conversion of Class C2 Shares
(1)
— — 49,796 560,216
Class C 12,258 120,803 134,446 1,486,430
Class I 642,360 6,297,652 2,577,025 28,155,930
Shares issued to shareholders due to reinvestment of distributions:
Class A 279,357 2,721,051 568,443 6,190,846
Class C 5,751 56,022 12,343 134,511
Class I 93,254 907,077 198,429 2,157,994
1,481,912 14,523,917 5,739,040 62,810,143
Shares redeemed:
Class A (2,799,494) (27,291,544) (3,812,223) (40,703,998)
Class C (133,188) (1,306,999) (219,602) (2,366,002)
Class C2 - automatic conversion to Class A Shares
(1)
— — (49,752) (560,216)
Class I (1,570,249) (15,158,293) (2,888,807) (30,339,023)
(4,502,931) (43,756,836) (6,970,384) (73,969,239)
Net increase (decrease) (3,021,019) $(29,232,919) (1,231,344) $(11,159,096)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
11/30/22
Year Ended
5/31/22
Michigan Shares Amount Shares Amount
Shares sold:
Class A 578,926 $6,130,321 1,205,290 $14,286,873
Class A - automatic conversion of Class C Shares 1,023 10,997 69 770
Class A - automatic conversion of Class C2 Shares
(1)
— — 49,540 599,931
Class C 27,436 286,148 170,506 2,033,475
Class I 8,054,627 84,582,559 7,835,124 90,878,523
Shares issued to shareholders due to reinvestment of distributions:
Class A 84,696 889,387 180,615 2,116,940
Class C 4,067 42,577 8,502 99,431
Class I 158,929 1,667,537 331,034 3,871,054
8,909,704 93,609,526 9,780,680 113,886,997
Shares redeemed:
Class A (1,686,795) (17,763,935) (2,984,919) (34,345,078)
Class C (180,513) (1,907,342) (233,019) (2,705,240)
Class C - automatic conversion to Class A Shares (1,026) (10,997) (69) (770)
Class C2 - automatic conversion to Class A Shares
(1)
— — (49,622) (599,931)
Class I (8,517,362) (89,718,190) (6,878,721) (77,498,616)
(10,385,696) (109,400,464) (10,146,350) (115,149,635)
Net increase (decrease) (1,475,992) $(15,790,938) (365,670) $(1,262,638)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
11/30/22
Year Ended
5/31/22
Missouri Shares Amount Shares Amount
Shares sold:
Class A 2,393,360 $24,512,821 5,183,527 $59,429,637
Class A - automatic conversion of Class C Shares 87 903 73 818
Class A - automatic conversion of Class C2 Shares
(1)
— — 38,569 452,797
Class C 71,840 743,259 149,480 1,706,681
Class I 5,408,733 55,667,437 8,434,401 95,236,792
Shares issued to shareholders due to reinvestment of distributions:
Class A 376,584 3,887,055 733,166 8,364,928
Class C 13,913 143,058 27,083 308,241
Class I 229,807 2,368,013 432,225 4,923,133
8,494,324 87,322,546 14,998,524 170,423,027
Shares redeemed:
Class A (5,327,214) (55,233,467) (7,130,962) (79,054,935)
Class C (369,431) (3,786,575) (491,781) (5,496,765)
Class C - automatic conversion to Class A Shares (87) (903) (74) (818)
Class C2 - automatic conversion to Class A Shares
(1)
— — (38,700) (452,797)
Class I (9,028,666) (92,587,764) (8,786,554) (97,163,827)
(14,725,398) (151,608,709) (16,448,071) (182,169,142)
Net increase (decrease) (6,231,074) $(64,286,163) (1,449,547) $(11,746,115)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
11/30/22
Year Ended
5/31/22
Ohio Shares Amount Shares Amount
Shares sold:
Class A 3,027,577 $32,317,056 4,635,487 $53,608,704
Class A - automatic conversion of Class C Shares 870 9,487 689 7,766
Class A - automatic conversion of Class C2 Shares
(1)
— — 93,782 1,124,456
Class C 28,373 302,396 173,273 2,042,820
Class I 6,314,995 68,060,950 8,295,060 96,097,842
Shares issued to shareholders due to reinvestment of distributions:
Class A 249,817 2,687,752 496,244 5,808,086
Class C 7,882 84,294 15,712 183,060
Class I 266,884 2,859,977 495,401 5,770,625
9,896,398 106,321,912 14,205,648 164,643,359
Shares redeemed:
Class A (5,850,668) (62,489,973) (7,875,458) (90,440,385)
Class C (198,436) (2,131,770) (447,191) (5,157,864)
Class C - automatic conversion to Class A Shares (875) (9,486) (693) (7,766)
Class C2 - automatic conversion to Class A Shares
(1)
— — (94,096) (1,124,456)
Class I (8,285,471) (88,672,760) (7,994,283) (90,888,939)
(14,335,450) (153,303,989) (16,411,721) (187,619,410)
Net increase (decrease) (4,439,052) $(46,982,077) (2,206,073) $(22,976,051)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
11/30/22
Year Ended
5/31/22
Wisconsin Shares Amount Shares Amount
Shares sold:
Class A 24,132 $241,215 21,332 $225,235
Class A - automatic conversion of Class C Shares 6,107 57,506 — —
Class A - automatic conversion of Class C2 Shares
(1)
— — 34,644 384,547
Class C 10,598 104,004 1 8
Class I 6,165 59,899 106,204 1,178,560
Shares issued to shareholders due to reinvestment of distributions:
Class A 103,943 1,016,051 209,608 2,282,020
Class C 7,641 74,637 15,208 165,572
Class I 58,754 574,767 121,078 1,319,897
217,340 2,128,079 508,075 5,555,839
Shares redeemed:
Class A (1,177,060) (11,346,674) (754,660) (8,058,217)
Class C (107,977) (1,070,627) (87,906) (950,884)
Class C - automatic conversion to Class A Shares (6,107) (57,506) — —
Class C2 - automatic conversion to Class A Shares
(1)
— — (34,644) (384,547)
Class I (840,799) (8,242,598) (736,443) (7,942,863)
(2,131,943) (20,717,405) (1,613,653) (17,336,511)
Net increase (decrease) (1,914,603) $(18,589,326) (1,105,578) $(11,780,672)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Kansas
$ 247,149,286 $ 5,768,166 $ (17,545,655) $ (11,777,489)
Kentucky
304,828,787 1,279,287 (18,269,100) (16,989,813)
Michigan
285,070,633 2,194,679 (9,940,802) (7,746,123)
Missouri
595,149,260 3,937,703 (22,679,594) (18,741,891)
Ohio
588,361,539 23,255,106 (21,190,740) 2,064,366
Wisconsin
102,618,564 5,722,558 (9,880,277) (4,157,719)

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Kansas
$ 329,887 $ 44,947 $ — $ (6,036,550) $ (7,127,726) $ — $ (495,443) $ (13,284,885)
Kentucky
460,497 — — (7,324,074) (7,571,273) — (716,332) (15,151,182)
Michigan
247,181 — — (12,845,752) (1,769,653) — (592,309) (14,960,533)
Missouri
822,620 — — (7,416,299) (14,173,210) — (1,339,049) (22,105,938)
Ohio
931,222 — — 1,773,956 — (5,356,497) (1,270,865) (3,922,184)
Wisconsin
635,807 — — (636,441) (5,531,189) — (334,592) (5,866,415)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period May 1, 2022 through May 31, 2022 and paid on June 1, 2022.
Fund
Short-Term Long-Term Total
Kansas
$ 4,340,886 $ 2,786,840 $ 7,127,726
Kentucky
3,604,773 3,966,500 7,571,273
Michigan
955,163 814,490 1,769,653
Missouri
7,234,137 6,939,073 14,173,210
Ohio
— — —
Wisconsin
2,423,386 3,107,803 5,531,189
Average Daily Net Assets Kansas Kentucky Michigan Missouri Ohio Wisconsin
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses for Ohio so that total annual Fund operating expenses, (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified only with the approval of shareholders of the Fund.
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Kansas
0 .1585%
Kentucky
0 .1585%
Michigan
0 .1585%
Missouri
0 .1685%
Ohio
0 .1622%
Wisconsin
0 .1585%

Notes to Financial Statements
(Unaudited) (continued)
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Kansas
$ — $ — $ —
Kentucky
1,011,830 1,106,310 (94,370)
Michigan
28,866,324 28,911,052 (2,815,353)
Missouri
19,733,012 22,655,355 (2,202,022)
Ohio
18,283,625 18,193,811 (2,004,271)
Wisconsin
— — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Kansas
$ 40,855 $ 38,934
Kentucky
28,599 26,824
Michigan
11,978 11,317
Missouri
104,083 97,344
Ohio
74,234 71,260
Wisconsin
26 26
Fund
Commission
Advances
Kansas
$ 28,355
Kentucky
16,418
Michigan
7,376
Missouri
58,586
Ohio
54,209
Wisconsin
76
Fund
12b-1 Fees
Retained
Kansas
$ 1,981
Kentucky
1,836
Michigan
557
Missouri
11,624
Ohio
8,680
Wisconsin
2,295

8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Fund
CDSC
Retained
Kansas
$ 718
Kentucky
13,385
Michigan
—
Missouri
19,924
Ohio
34,951
Wisconsin
—
Fund
Maximum
Outstanding
Balance
Kansas
$ 4,400,000
Kentucky
1,000,000
Michigan
13,600,000
Missouri
10,200,000
Ohio
10,200,000
Wisconsin
5,900,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Kansas
17 $ 4,117,647 2 .56%
Kentucky
3 1,000,000 4 .28
Michigan
18 4,566,667 3 .36

Notes to Financial Statements
(Unaudited) (continued)
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Missouri
14 $ 3,735,714 3 .64%
Ohio
23 7,556,522 3 .05
Wisconsin
40 2,735,000 3 .46

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper Ohio Municipal Debt Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Ohio Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt, U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Kansas Index:
An index designed to measure the performance of the tax-exempt Kansas municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Municipal Bond Kentucky Index:
An index designed to measure the performance of the tax-exempt Kentucky municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Michigan Index:
An index designed to measure the performance of the tax-exempt Michigan municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Missouri Index:
An index designed to measure the performance of the tax-exempt Missouri municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Ohio Index:
An index designed to measure the performance of the tax-exempt Ohio municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Wisconsin Index:
An index designed to measure the performance of the tax-exempt Wisconsin municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report
(the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the
"Board") previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s
Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight
Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-MS6-1122D 2655327-INV-B-01/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: February 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: February 3, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 3, 2023